UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22959

1290 FUNDS

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Executive Vice President and General Counsel

AXA Equitable Funds Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK C. AMOROSI, ESQ.

K&L Gates LLP

1601 K. Street, N.W.

Washington, D.C. 20006

Telephone: (202) 778-9000

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: October 31

Date of reporting period: November 1, 2016 – January 31, 2017

Item 1.	Schedule of Investments.

The following are schedules of investments of the registrant as of January 31, 2017. The schedules have not been audited.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS

January 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bonds (73.0%)
Consumer Discretionary (10.9%)
Auto Components (0.0%)
Horizon Global Corp.
2.750%, 7/1/22	$6,000	$6,274

Automobiles (0.4%)
Tesla Motors, Inc.
1.500%, 6/1/18	40,000	81,075

Household Durables (2.3%)
CalAtlantic Group, Inc.
1.625%, 5/15/18	399,000	485,034

Internet & Direct Marketing Retail (2.3%)
Ctrip.com International Ltd.
1.250%, 9/15/22§	45,000	44,325
Priceline Group, Inc. (The)
1.000%, 3/15/18	270,000	453,600

		497,925

Media (5.0%)
DISH Network Corp.
3.375%, 8/15/26§	520,000	607,425
Liberty Interactive LLC
1.750%, 9/30/46§	241,000	270,372
Liberty Media Corp.
1.375%, 10/15/23	90,000	97,312
Liberty Media Corp.-Liberty Formula One
1.000%, 1/30/23§(b)	12,000	12,188
Live Nation Entertainment, Inc.
2.500%, 5/15/19	56,000	60,655

		1,047,952

Specialty Retail (0.9%)
GNC Holdings, Inc.
1.500%, 8/15/20§	82,000	50,635
Restoration Hardware Holdings, Inc.
(Zero Coupon), 6/15/19§	160,000	134,900

		185,535

Total Consumer Discretionary		2,303,795

Energy (3.8%)
Energy Equipment & Services (1.0%)
SEACOR Holdings, Inc.
3.000%, 11/15/28	57,000	51,051
Weatherford International Ltd.
5.875%, 7/1/21	147,000	164,548

		215,599

Oil, Gas & Consumable Fuels (2.8%)
Cheniere Energy, Inc.
4.250%, 3/15/45	120,000	78,975
Chesapeake Energy Corp.
5.500%, 9/15/26§	139,000	148,122
2.500%, 5/15/37	1,000	985
PDC Energy, Inc.
1.125%, 9/15/21	159,000	179,074
SM Energy Co.
1.500%, 7/1/21	156,000	170,137

		577,293

Total Energy		792,892

Financials (2.7%)
Capital Markets (0.4%)
New Mountain Finance Corp.
5.000%, 6/15/19	31,000	31,930
TCP Capital Corp.
4.625%, 3/1/22§	30,000	29,925
Walter Investment Management Corp.
4.500%, 11/1/19	30,000	21,600

		83,455

Insurance (0.9%)
Fidelity National Financial, Inc.
4.250%, 8/15/18	100,000	199,187

Mortgage Real Estate Investment Trusts (REITs) (1.4%)
New York Mortgage Trust, Inc.
6.250%, 1/15/22	30,000	29,194
Starwood Property Trust, Inc.
3.750%, 10/15/17	200,000	203,625
4.000%, 1/15/19	50,000	56,250

		289,069

Total Financials		571,711

Health Care (15.3%)
Biotechnology (6.4%)
Acorda Therapeutics, Inc.
1.750%, 6/15/21	65,000	51,066
AMAG Pharmaceuticals, Inc.
2.500%, 2/15/19	47,000	52,728
BioMarin Pharmaceutical, Inc.
0.750%, 10/15/18	85,000	97,962
1.500%, 10/15/20	120,000	144,600
Clovis Oncology, Inc.
2.500%, 9/15/21	83,000	108,211
Emergent BioSolutions, Inc.
2.875%, 1/15/21	38,000	46,479
Immunomedics, Inc.
4.750%, 2/15/20	35,000	38,106
Incyte Corp.
0.375%, 11/15/18	35,000	82,928
1.250%, 11/15/20	75,000	180,328
Intercept Pharmaceuticals, Inc.
3.250%, 7/1/23	29,000	26,662
Ionis Pharmaceuticals, Inc.
1.000%, 11/15/21	128,000	128,640
Ironwood Pharmaceuticals, Inc.
2.250%, 6/15/22	114,000	126,682
Merrimack Pharmaceuticals, Inc.
4.500%, 7/15/20	75,000	63,797
Novavax, Inc.
3.750%, 2/1/23§	28,000	12,198
TESARO, Inc.
3.000%, 10/1/21	40,000	186,450

		1,346,837

Health Care Equipment & Supplies (1.3%)
Hologic, Inc.
0.000%, 12/15/43(e)	83,000	101,675
Insulet Corp.
1.250%, 9/15/21§	10,000	9,856
NuVasive, Inc.
2.250%, 3/15/21§	78,000	102,668
Wright Medical Group, Inc.
2.000%, 2/15/20	58,000	62,966

		277,165

Health Care Providers & Services (2.2%)
Brookdale Senior Living, Inc.
2.750%, 6/15/18	55,000	54,175
HealthSouth Corp.
2.000%, 12/1/43	108,000	122,648
Molina Healthcare, Inc.
1.125%, 1/15/20	120,000	178,875
1.625%, 8/15/44	56,000	64,960
Trinity Biotech Investment Ltd.
4.000%, 4/1/45	43,000	36,281

		456,939

See Notes to Portfolio of Investments.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Health Care Technology (0.6%)
Allscripts Healthcare Solutions, Inc.
1.250%, 7/1/20	$105,000	$102,441
Evolent Health, Inc.
2.000%, 12/1/21§	22,000	23,636

		126,077

Pharmaceuticals (4.8%)
Depomed, Inc.
2.500%, 9/1/21	55,000	62,906
Horizon Pharma Investment Ltd.
2.500%, 3/15/22	125,000	119,766
Innoviva, Inc.
2.125%, 1/15/23	136,000	114,920
Jazz Investments I Ltd.
1.875%, 8/15/21	120,000	120,525
Medicines Co. (The)
1.375%, 6/1/17	76,000	104,500
2.750%, 7/15/23§	10,000	10,044
Pacira Pharmaceuticals, Inc.
3.250%, 2/1/19	54,000	87,345
Teva Pharmaceutical Finance Co. LLC
Series C
0.250%, 2/1/26	372,000	394,087

		1,014,093

Total Health Care		3,221,111

Industrials (5.1%)
Aerospace & Defense (0.1%)
Aerojet Rocketdyne Holdings, Inc.
2.250%, 12/15/23§	21,000	20,764

Air Freight & Logistics (1.3%)
Atlas Air Worldwide Holdings, Inc.
2.250%, 6/1/22	33,000	34,196
Echo Global Logistics, Inc.
2.500%, 5/1/20	73,000	70,992
XPO Logistics, Inc.
4.500%, 10/1/17	60,000	163,838

		269,026

Construction & Engineering (1.8%)
Dycom Industries, Inc.
0.750%, 9/15/21	179,000	194,662
Tutor Perini Corp.
2.875%, 6/15/21§	143,000	170,349

		365,011

Machinery (0.4%)
Greenbrier Cos., Inc. (The)
3.500%, 4/1/18	30,000	39,469
Trinity Industries, Inc.
3.875%, 6/1/36	37,000	46,366

		85,835

Professional Services (0.3%)
Huron Consulting Group, Inc.
1.250%, 10/1/19	73,000	69,213

Transportation Infrastructure (1.2%)
Macquarie Infrastructure Corp.
2.875%, 7/15/19	60,000	66,787
2.000%, 10/1/23	191,000	187,419

		254,206

Total Industrials		1,064,055

Information Technology (32.4%)
Communications Equipment (3.1%)
CalAmp Corp.
1.625%, 5/15/20	60,000	57,825
Ciena Corp.
3.750%, 10/15/18§	150,000	201,843
4.000%, 12/15/20	80,000	111,800
Finisar Corp.
0.500%, 12/15/36§	81,000	81,557
Palo Alto Networks, Inc.
(Zero Coupon), 7/1/19	145,000	206,897

		659,922

Electronic Equipment, Instruments & Components (1.1%)
Knowles Corp.
3.250%, 11/1/21§	59,000	71,611
TTM Technologies, Inc.
1.750%, 12/15/20	62,000	100,828
Vishay Intertechnology, Inc.
2.250%, 11/15/40	50,000	65,156

		237,595

Internet Software & Services (3.8%)
Akamai Technologies, Inc.
(Zero Coupon), 2/15/19	61,000	63,936
Cornerstone OnDemand, Inc.
1.500%, 7/1/18	150,000	155,344
Pandora Media, Inc.
1.750%, 12/1/20	110,000	113,850
Twitter, Inc.
0.250%, 9/15/19	125,000	117,109
VeriSign, Inc.
4.485%, 8/15/37	100,000	234,000
WebMD Health Corp.
2.625%, 6/15/23§	40,000	37,700
Yahoo!, Inc.
(Zero Coupon), 12/1/18	67,000	68,256

		790,195

IT Services (0.9%)
Blackhawk Network Holdings, Inc.
1.500%, 1/15/22§	137,000	137,514
Cardtronics, Inc.
1.000%, 12/1/20	41,000	48,380

		185,894

Semiconductors & Semiconductor Equipment (14.3%)
Advanced Micro Devices, Inc.
2.125%, 9/1/26	83,000	124,189
Cypress Semiconductor Corp.
4.500%, 1/15/22§	13,000	14,950
Inphi Corp.
1.125%, 12/1/20	28,000	36,820
0.750%, 9/1/21§	15,000	16,172
Integrated Device Technology, Inc.
0.875%, 11/15/22	150,000	159,375
Intel Corp.
3.250%, 8/1/39	59,000	105,020
Microchip Technology, Inc.
1.625%, 2/15/25	137,000	185,549
2.125%, 12/15/37	95,000	267,841
Micron Technology, Inc.
Series C
2.375%, 5/1/32	9,000	22,860
Series F
2.125%, 2/15/33	47,000	106,514
Series G
3.000%, 11/15/43	465,000	475,753
Novellus Systems, Inc.
2.625%, 5/15/41	153,000	520,295
NVIDIA Corp.
1.000%, 12/1/18	63,000	340,909
ON Semiconductor Corp.
1.000%, 12/1/20	120,000	126,225

See Notes to Portfolio of Investments.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Spansion LLC
2.000%, 9/1/20	$56,000	$128,590
SunPower Corp.
0.750%, 6/1/18	56,000	51,555
4.000%, 1/15/23	30,000	21,787
Teradyne, Inc.
1.250%, 12/15/23§	9,000	10,159
Veeco Instruments, Inc.
2.700%, 1/15/23	12,000	11,730
Xilinx, Inc.
2.625%, 6/15/17	135,000	272,784

		2,999,077

Software (8.9%)
Citrix Systems, Inc.
0.500%, 4/15/19	150,000	173,438
FireEye, Inc.
Series A
1.000%, 6/1/35	148,000	135,975
Series B
1.625%, 6/1/35	35,000	31,172
Nice Systems, Inc.
1.250%, 1/15/24§(b)	12,000	12,795
Nuance Communications, Inc.
1.000%, 12/15/35	158,000	146,841
Proofpoint, Inc.
1.250%, 12/15/18	41,000	84,460
0.750%, 6/15/20	63,000	75,324
PROS Holdings, Inc.
2.000%, 12/1/19	80,000	79,300
Red Hat, Inc.
0.250%, 10/1/19	118,000	142,190
Rovi Corp.
0.500%, 3/1/20	60,000	59,025
salesforce.com, Inc.
0.250%, 4/1/18	354,000	447,368
ServiceNow, Inc.
(Zero Coupon), 11/1/18	70,000	92,881
Synchronoss Technologies, Inc.
0.750%, 8/15/19	95,000	99,097
Take-Two Interactive Software, Inc.
1.000%, 7/1/18	45,000	112,078
Verint Systems, Inc.
1.500%, 6/1/21	129,000	121,986
Workday, Inc.
0.750%, 7/15/18	59,000	67,813

		1,881,743

Technology Hardware, Storage & Peripherals (0.3%)
Electronics For Imaging, Inc.
0.750%, 9/1/19	65,000	68,047

Total Information Technology		6,822,473

Materials (1.4%)
Construction Materials (1.4%)
Cemex SAB de CV
3.720%, 3/15/20	255,000	293,569

Total Materials		293,569

Real Estate (1.4%)
Equity Real Estate Investment Trusts (REITs) (1.4%)
Colony NorthStar, Inc.
5.000%, 4/15/23	65,000	67,316
Colony Starwood Homes
3.000%, 7/1/19	55,000	61,944
3.500%, 1/15/22§(b)	54,000	54,641
VEREIT, Inc.
3.000%, 8/1/18	114,000	113,359

Total Real Estate		297,260

Total Convertible Bonds		15,366,866

Total Long-Term Debt Securities (73.0%) (Cost $14,799,921)		15,366,866

	Number of Shares
CONVERTIBLE PREFERRED STOCKS:
Consumer Staples (1.6%)
Food Products (1.6%)
Bunge Ltd.
4.875%	547	54,700
Tyson Foods, Inc.
4.750%	3,968	270,459

Total Consumer Staples		325,159

Energy (0.8%)
Oil, Gas & Consumable Fuels (0.8%)
Kinder Morgan, Inc.,
Series A
9.750%	1,691	83,417
Southwestern Energy Co.,
Series B
6.250%	4,000	88,520

Total Energy		171,937

Financials (9.0%)
Banks (8.4%)
Bank of America Corp.,
Series L
7.250%	292	348,137
Huntington Bancshares, Inc.,
Series A
8.500%	363	500,940
KeyCorp,
Series A
7.750%	1,350	182,587
Wells Fargo & Co.,
Series L
7.500%	610	732,641

		1,764,305

Capital Markets (0.1%)
AMG Capital Trust II
5.150%	545	30,997

Diversified Financial Services (0.5%)
Mandatory Exchangeable Trust
5.750%§	877	108,257

Total Financials		1,903,559

Health Care (5.4%)
Health Care Equipment & Supplies (0.7%)
Alere, Inc.,
Series B
3.000%	500	156,750

Health Care Providers & Services (1.8%)
Anthem, Inc.
5.250%	6,880	333,267
Envision Healthcare Corp.,
Series A-1
5.250%	295	37,064

		370,331

See Notes to Portfolio of Investments.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Pharmaceuticals (2.9%)
Allergan plc,
Series A
5.500%	773	$611,822

Total Health Care		1,138,903

Industrials (1.4%)
Aerospace & Defense (0.8%)
Arconic, Inc.
5.375%	4,821	176,786

Commercial Services & Supplies (0.3%)
Stericycle, Inc.
5.250%	798	52,125

Machinery (0.3%)
Rexnord Corp.,
Series A
5.750%	1,335	70,862

Total Industrials		299,773

Information Technology (1.3%)
Electronic Equipment, Instruments & Components (1.3%)
Belden, Inc.
6.750%	1,528	163,588
MTS Systems Corp.
8.750%*	812	107,825

Total Information Technology		271,413

Real Estate (0.6%)
Equity Real Estate Investment Trusts (REITs) (0.6%)
Welltower, Inc.,
Series I
6.500%	2,076	124,539

Total Real Estate		124,539

Telecommunication Services (3.0%)
Diversified Telecommunication Services (1.0%)
Frontier Communications Corp.,
Series A
11.125%	2,857	208,875

Wireless Telecommunication Services (2.0%)
T-Mobile US, Inc.
5.500%	4,167	425,701

Total Telecommunication Services		634,576

Utilities (0.7%)
Electric Utilities (0.3%)
Great Plains Energy, Inc.
7.000%	200	10,246
NextEra Energy, Inc.
6.123%	1,095	54,827

		65,073

Multi-Utilities (0.4%)
Dominion Resources, Inc.,
Series A
6.750%	1,210	61,407
DTE Energy Co.
6.500%	200	10,606

		72,013

Total Utilities		137,086

Total Convertible Preferred Stocks (23.8%) (Cost $5,018,257)		5,006,945

Total Investments (96.8%) (Cost $19,818,178)		20,373,811
Other Assets Less Liabilities (3.2%)		675,323

Net Assets (100%)		$21,049,134

See Notes to Portfolio of Investments.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2017 (Unaudited)

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At January 31, 2017, the market value of these securities amounted to $2,394,606 or 11.4% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Rule 144A Illiquid Security. At January 31, 2017, the market value of these securities amounted to $79,624 or 0.4% of net assets.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of January 31, 2017. Maturity date disclosed is the ultimate maturity date.

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities(a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Convertible Bonds
Consumer Discretionary	$—	$2,303,795	$—	$2,303,795
Energy	—	792,892	—	792,892
Financials	—	571,711	—	571,711
Health Care	—	3,221,111	—	3,221,111
Industrials	—	1,064,055	—	1,064,055
Information Technology	—	6,822,473	—	6,822,473
Materials	—	293,569	—	293,569
Real Estate	—	297,260	—	297,260
Convertible Preferred Stocks
Consumer Staples	325,159	—	—	325,159
Energy	171,937	—	—	171,937
Financials	1,903,559	—	—	1,903,559
Health Care	1,138,903	—	—	1,138,903
Industrials	299,773	—	—	299,773
Information Technology	163,588	107,825	—	271,413
Real Estate	124,539	—	—	124,539
Telecommunication Services	634,576	—	—	634,576
Utilities	137,086	—	—	137,086

Total Assets	$4,899,120	$15,474,691	$—	$20,373,811

Total Liabilities	$—	$—	$—	$—

Total	$4,899,120	$15,474,691	$—	$20,373,811

(a)	Securities with a market value of $139,254 transferred from Level 2 to Level 1 at the end of the period due to active trading.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended January 31, 2017.

As of January 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,705,017
Aggregate gross unrealized depreciation	(1,279,401)

Net unrealized appreciation	$425,616

Federal income tax cost of investments	$19,948,195

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

January 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Collateralized Mortgage Obligations (13.1%)
FHLMC,
Series 3998 AZ
4.000%, 2/15/42	$1,216,940	$1,283,837
FirstKey Mortgage Trust,
Series 2014-1 A8
3.500%, 11/25/44(l)§	486,046	491,047
FNMA,
Series 2013-41 SC
4.843%, 5/25/43(l)	1,199,297	1,019,823
Series 2013-5 EZ
2.000%, 8/25/42	789,028	698,504
Series 2017-13 ML
3.000%, 8/25/41	1,000,000	1,011,094
Series 2017-4 CH
3.000%, 6/25/42	250,000	252,930
New Residential Mortgage Loan Trust,
Series 2016-1A A1
3.750%, 3/25/56(l)§	796,792	817,798
RALI Trust,
Series 2006-QS4 A10
6.000%, 4/25/36	923,574	789,055
Wells Fargo Mortgage Backed Securities Trust,
Series 2007-7 A1
6.000%, 6/25/37	795,764	794,911

Total Collateralized Mortgage Obligations		7,158,999

Corporate Bonds (12.5%)
Consumer Discretionary (0.6%)
Auto Components (0.1%)
Delphi Automotive plc
4.250%, 1/15/26	40,000	41,116

Automobiles (0.1%)
Ford Motor Co.
7.450%, 7/16/31	40,000	50,095

Household Durables (0.0%)
Newell Brands, Inc.
3.150%, 4/1/21	10,000	10,158

Internet & Direct Marketing Retail (0.0%)
Amazon.com, Inc.
3.800%, 12/5/24	20,000	20,937

Media (0.3%)
Charter Communications Operating LLC
4.908%, 7/23/25	45,000	47,142
Comcast Corp.
4.200%, 8/15/34	40,000	40,332
4.400%, 8/15/35	5,000	5,165
Omnicom Group, Inc.
3.600%, 4/15/26	50,000	49,442

		142,081

Specialty Retail (0.1%)
Home Depot, Inc. (The)
3.000%, 4/1/26	50,000	49,634

Total Consumer Discretionary		314,021

Consumer Staples (1.4%)
Beverages (0.2%)
Anheuser-Busch InBev Finance, Inc.
4.900%, 2/1/46	20,000	21,411
Coca-Cola Co. (The)
1.550%, 9/1/21	45,000	43,825
PepsiCo, Inc.
3.450%, 10/6/46	50,000	44,674

		109,910

Food & Staples Retailing (0.5%)
Cencosud SA
5.150%, 2/12/25(m)	200,000	204,500
CVS Health Corp.
2.875%, 6/1/26	15,000	14,256
Kroger Co. (The)
6.150%, 1/15/20	5,000	5,544
3.400%, 4/15/22	50,000	51,162

		275,462

Food Products (0.6%)
Kraft Heinz Foods Co.
2.000%, 7/2/18	50,000	50,049
Marfrig Holdings Europe BV
8.000%, 6/8/23§	200,000	210,750
Smithfield Foods, Inc.
4.250%, 2/1/27(b)§	30,000	30,339
Tyson Foods, Inc.
3.950%, 8/15/24	60,000	61,016

		352,154

Tobacco (0.1%)
Reynolds American, Inc.
4.000%, 6/12/22	45,000	46,868

Total Consumer Staples		784,394

Energy (1.7%)
Energy Equipment & Services (0.1%)
Schlumberger Holdings Corp.
2.350%, 12/21/18§	25,000	25,206

Oil, Gas & Consumable Fuels (1.6%)
Apache Corp.
4.750%, 4/15/43	25,000	25,748
BP Capital Markets plc
3.017%, 1/16/27	15,000	14,321
3.723%, 11/28/28	30,000	30,365
Chevron Corp.
1.561%, 5/16/19	55,000	54,867
Cosan Overseas Ltd.
8.250%, 2/5/17(m)(y)	100,000	100,125
Delek & Avner Tamar Bond Ltd.
4.435%, 12/30/20§	100,000	103,000
Energy Transfer Partners LP
4.750%, 1/15/26	45,000	46,774
4.200%, 4/15/27	5,000	4,944
EOG Resources, Inc.
4.150%, 1/15/26	20,000	20,828
Kinder Morgan Energy Partners LP
6.950%, 1/15/38	35,000	41,348
Occidental Petroleum Corp.
3.400%, 4/15/26	10,000	10,007
ONGC Videsh Vankorneft Pte Ltd.
3.750%, 7/27/26(m)	200,000	191,737
Petrobras Global Finance BV
7.375%, 1/17/27	200,000	208,040
Phillips 66
5.875%, 5/1/42	22,000	26,150

		878,254

Total Energy		903,460

See Notes to Portfolio of Investments.

1290 FUNDS

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PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Financials (3.3%)
Banks (1.6%)
Banco Macro SA
6.750%, 11/4/26(l)(m)	$150,000	$145,605
Bank of America Corp.
2.000%, 1/11/18	35,000	35,119
2.503%, 10/21/22	35,000	33,832
Bank of Montreal
1.900%, 8/27/21	50,000	48,597
BB&T Corp.
2.450%, 1/15/20	40,000	40,361
2.050%, 5/10/21	30,000	29,464
Citigroup, Inc.
2.700%, 3/30/21	70,000	69,730
JPMorgan Chase & Co.
2.972%, 1/15/23	50,000	49,693
4.250%, 10/1/27	50,000	50,938
MUFG Americas Holdings Corp.
1.625%, 2/9/18	40,000	39,977
2.250%, 2/10/20	10,000	9,988
PNC Financial Services Group, Inc. (The)
3.300%, 3/8/22	50,000	51,290
Royal Bank of Canada
2.500%, 1/19/21	10,000	10,024
Sumitomo Mitsui Financial Group, Inc.
2.934%, 3/9/21	50,000	50,337
2.058%, 7/14/21	20,000	19,339
Toronto-Dominion Bank (The)
1.800%, 7/13/21	70,000	67,835
Wells Fargo & Co.
3.069%, 1/24/23	45,000	44,888
3.000%, 4/22/26	10,000	9,484
3.000%, 10/23/26	35,000	33,151
Westpac Banking Corp.
2.600%, 11/23/20	40,000	40,201
2.000%, 8/19/21	5,000	4,856

		884,709

Capital Markets (0.8%)
Goldman Sachs Group, Inc. (The)
2.350%, 11/15/21	35,000	34,006
3.000%, 4/26/22	20,000	19,899
Israel Electric Corp. Ltd.
5.000%, 11/12/24(m)	200,000	209,000
Morgan Stanley
2.500%, 4/21/21	20,000	19,742
2.625%, 11/17/21	25,000	24,632
3.625%, 1/20/27	55,000	54,183
S&P Global, Inc.
4.400%, 2/15/26	20,000	21,108
State Street Corp.
3.550%, 8/18/25	30,000	30,667
2.650%, 5/19/26	15,000	14,029

		427,266

Consumer Finance (0.5%)
Ally Financial, Inc.
4.125%, 3/30/20	40,000	40,650
4.250%, 4/15/21	5,000	5,037
American Express Credit Corp.
2.250%, 8/15/19	10,000	10,049
2.250%, 5/5/21	85,000	83,965
General Motors Financial Co., Inc.
2.400%, 5/9/19	35,000	34,916
3.200%, 7/6/21	35,000	34,713
John Deere Capital Corp.
2.650%, 1/6/22	20,000	20,064
Synchrony Financial
3.000%, 8/15/19	50,000	50,609

		280,003

Diversified Financial Services (0.1%)
National Rural Utilities Cooperative Finance Corp.
2.000%, 1/27/20	35,000	34,838
Shell International Finance BV
1.375%, 5/10/19	55,000	54,433

		89,271

Insurance (0.3%)
Liberty Mutual Group, Inc.
6.500%, 5/1/42§	60,000	72,456
New York Life Global Funding
2.900%, 1/17/24(b)§	30,000	29,933
TIAA Asset Management Finance Co. LLC
2.950%, 11/1/19§	46,000	46,771

		149,160

Total Financials		1,830,409

Health Care (1.3%)
Biotechnology (0.1%)
AbbVie, Inc.
4.700%, 5/14/45	60,000	58,502
Celgene Corp.
3.875%, 8/15/25	20,000	20,254

		78,756

Health Care Equipment & Supplies (0.1%)
Zimmer Biomet Holdings, Inc.
2.700%, 4/1/20	45,000	45,221

Health Care Providers & Services (0.5%)
Anthem, Inc.
2.300%, 7/15/18	50,000	50,260
Cardinal Health, Inc.
1.950%, 6/15/18	45,000	45,114
Express Scripts Holding Co.
4.500%, 2/25/26	20,000	20,396
3.400%, 3/1/27	15,000	13,943
Laboratory Corp. of America Holdings
2.500%, 11/1/18	45,000	45,543
4.700%, 2/1/45	45,000	44,496
UnitedHealth Group, Inc.
4.200%, 1/15/47	45,000	45,369

		265,121

Life Sciences Tools & Services (0.1%)
Thermo Fisher Scientific, Inc.
3.300%, 2/15/22	60,000	60,882

Pharmaceuticals (0.5%)
Actavis Funding SCS
2.350%, 3/12/18	65,000	65,425
AstraZeneca plc
2.375%, 11/16/20	25,000	25,135
Eli Lilly & Co.
3.700%, 3/1/45	25,000	23,857
Mylan NV
3.150%, 6/15/21§	45,000	44,279
Shire Acquisitions Investments Ireland DAC
2.875%, 9/23/23	50,000	47,755
Teva Pharmaceutical Finance Co. BV
2.950%, 12/18/22	65,000	61,996

See Notes to Portfolio of Investments.

1290 FUNDS

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PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Teva Pharmaceutical Finance Netherlands III BV
2.800%, 7/21/23	$15,000	$14,063

		282,510

Total Health Care		732,490

Industrials (0.5%)
Aerospace & Defense (0.1%)
Boeing Co. (The)
6.875%, 3/15/39	21,000	29,558
Lockheed Martin Corp.
4.700%, 5/15/46	45,000	47,926

		77,484

Air Freight & Logistics (0.1%)
FedEx Corp.
4.750%, 11/15/45	45,000	46,119

Commercial Services & Supplies (0.1%)
Waste Management, Inc.
4.100%, 3/1/45	35,000	34,875

Road & Rail (0.1%)
Burlington Northern Santa Fe LLC
4.550%, 9/1/44	40,000	42,866
CSX Corp.
3.800%, 11/1/46	50,000	45,192

		88,058

Trading Companies & Distributors (0.1%)
Air Lease Corp.
3.750%, 2/1/22	45,000	45,984

Total Industrials		292,520

Information Technology (0.6%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
1.850%, 9/20/21	50,000	48,794

IT Services (0.0%)
Fidelity National Information Services, Inc.
3.625%, 10/15/20	30,000	31,100

Semiconductors & Semiconductor Equipment (0.2%)
Analog Devices, Inc.
2.500%, 12/5/21	45,000	44,570
Broadcom Corp.
3.625%, 1/15/24(b)§	20,000	20,005
Intel Corp.
4.100%, 5/19/46	25,000	24,532

		89,107

Software (0.2%)
Microsoft Corp.
4.450%, 11/3/45	45,000	46,613
Oracle Corp.
1.900%, 9/15/21	50,000	48,816
4.125%, 5/15/45	45,000	44,274

		139,703

Technology Hardware, Storage & Peripherals (0.1%)
Hewlett Packard Enterprise Co.
3.600%, 10/15/20	40,000	41,072

Total Information Technology		349,776

Materials (0.2%)
Chemicals (0.0%)
Potash Corp. of Saskatchewan, Inc.
4.000%, 12/15/26	10,000	10,058

Containers & Packaging (0.0%)
International Paper Co.
3.000%, 2/15/27	25,000	23,472

Paper & Forest Products (0.2%)
Georgia-Pacific LLC
3.600%, 3/1/25§	95,000	96,283

Total Materials		129,813

Real Estate (0.2%)
Equity Real Estate Investment Trusts (REITs) (0.2%)
Boston Properties LP
4.125%, 5/15/21	45,000	47,420
Simon Property Group LP
3.300%, 1/15/26	45,000	44,563

Total Real Estate		91,983

Telecommunication Services (1.1%)
Diversified Telecommunication Services (0.4%)
AT&T, Inc.
3.800%, 3/1/24	15,000	15,018
British Telecommunications plc
5.950%, 1/15/18	100,000	104,026
Orange SA
2.750%, 2/6/19	45,000	45,625
Verizon Communications, Inc.
4.400%, 11/1/34	50,000	47,781

		212,450

Wireless Telecommunication Services (0.7%)
Digicel Group Ltd.
7.125%, 4/1/22(m)	200,000	161,000
Empresa Nacional de Telecomunicaciones SA
4.750%, 8/1/26(m)	200,000	200,750

		361,750

Total Telecommunication Services		574,200

Utilities (1.6%)
Electric Utilities (1.4%)
AES Andres BV
7.950%, 5/11/26§	200,000	208,500
Comision Federal de Electricidad
4.750%, 2/23/27(m)	200,000	192,000
Duke Energy Corp.
3.750%, 9/1/46	15,000	13,591
Duke Energy Progress LLC
4.150%, 12/1/44	45,000	45,874
Empresa Electrica Guacolda SA
4.560%, 4/30/25(m)	200,000	186,750
Exelon Corp.
3.400%, 4/15/26	25,000	24,463
Fortis, Inc.
2.100%, 10/4/21§	45,000	43,336
Southern Co. (The)
2.450%, 9/1/18	75,000	75,699

		790,213

Multi-Utilities (0.2%)
Berkshire Hathaway Energy Co.
6.500%, 9/15/37	70,000	91,467

Total Utilities		881,680

Total Corporate Bonds		6,884,746

Foreign Government Securities (0.8%)
Argentine Republic
6.875%, 1/26/27(b)§	50,000	49,500

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Dominican Republic
5.950%, 1/25/27(b)§	$200,000	$199,600
Petroleos Mexicanos
6.750%, 9/21/47	25,000	23,500
United Mexican States
4.000%, 10/2/23	80,000	80,600
4.750%, 3/8/44	100,000	91,750

Total Foreign Government Securities		444,950

Mortgage-Backed Securities (7.2%)
FHLMC
3.000%, 3/1/46	888,148	879,093
3.500%, 5/1/46	892,851	903,349
3.000%, 9/1/46	782,514	774,537
FNMA
3.500%, 7/1/42	465,917	480,641
3.000%, 9/1/46	881,381	873,255

Total Mortgage-Backed Securities		3,910,875

U.S. Treasury Obligations (14.8%)
U.S. Treasury Bonds
2.750%, 11/15/42	160,000	151,562
U.S. Treasury Inflation Index Bond
1.000%, 2/15/46 TIPS	580,608	591,838
U.S. Treasury Inflation Index Note
0.125%, 4/15/21 TIPS	234,218	237,654
0.125%, 1/15/22 TIPS	170,616	172,837
0.625%, 1/15/24 TIPS	341,345	351,315
0.125%, 7/15/24 TIPS	518,390	515,681
0.125%, 7/15/26 TIPS	342,343	335,066
U.S. Treasury Notes
0.625%, 5/31/17	330,000	330,058
0.625%, 9/30/17	460,000	459,683
1.000%, 2/15/18	670,000	670,703
1.500%, 5/31/20	720,000	718,003
2.000%, 11/30/20	930,000	940,090
2.250%, 3/31/21	930,000	947,247
1.750%, 3/31/22	1,010,000	999,151
2.125%, 5/15/25	400,000	392,109
1.625%, 5/15/26	320,000	298,266

Total U.S. Treasury Obligations		8,111,263

Total Long-Term Debt Securities (48.4%) (Cost $26,863,290)		26,510,833

	Number of Shares
COMMON STOCKS:
Consumer Discretionary (2.6%)
Automobiles (0.3%)
General Motors Co.	4,848	177,485

Hotels, Restaurants & Leisure (0.3%)
Starbucks Corp.	3,195	176,428

Internet & Direct Marketing Retail (0.5%)
Amazon.com, Inc.*	337	277,513

Media (1.5%)
Comcast Corp., Class A	3,496	263,668
Discovery Communications, Inc., Class A*	8,245	233,746
Twenty-First Century Fox, Inc., Class A	9,428	295,851

		793,265

Total Consumer Discretionary		1,424,691

Consumer Staples (2.2%)
Food & Staples Retailing (1.4%)
CVS Health Corp.	3,587	282,691
Kroger Co. (The)	7,871	267,299
Wal-Mart Stores, Inc.	3,408	227,450

		777,440

Household Products (0.4%)
Procter & Gamble Co. (The)	2,457	215,233

Tobacco (0.4%)
Philip Morris International, Inc.	2,282	219,369

Total Consumer Staples		1,212,042

Energy (1.5%)
Energy Equipment & Services (0.3%)
Schlumberger Ltd.	2,297	192,282

Oil, Gas & Consumable Fuels (1.2%)
Apache Corp.	2,463	147,337
Exxon Mobil Corp.	4,124	345,962
Pioneer Natural Resources Co.	822	148,149

		641,448

Total Energy		833,730

Financials (3.7%)
Banks (1.4%)
Citigroup, Inc.	6,697	373,893
JPMorgan Chase & Co.	4,703	398,015

		771,908

Capital Markets (0.3%)
Intercontinental Exchange, Inc.	3,285	191,713

Consumer Finance (0.6%)
Capital One Financial Corp.	3,464	302,719

Diversified Financial Services (0.5%)
Leucadia National Corp.	12,683	302,490

Insurance (0.5%)
Chubb Ltd.	1,984	260,876

Mortgage Real Estate Investment Trusts (REITs) (0.4%)
Annaly Capital Management, Inc.	19,969	204,083

Total Financials		2,033,789

Health Care (3.4%)
Biotechnology (1.0%)
Amgen, Inc.	1,988	311,480
Biogen, Inc.*	437	121,154
Gilead Sciences, Inc.	1,689	122,368

		555,002

Health Care Equipment & Supplies (1.1%)
Abbott Laboratories	7,068	295,230
Medtronic plc	3,673	279,222

		574,452

Health Care Providers & Services (0.5%)
Cigna Corp.	1,862	272,261

Life Sciences Tools & Services (0.3%)
Thermo Fisher Scientific, Inc.	1,251	190,640

Pharmaceuticals (0.5%)
Johnson & Johnson	2,357	266,930

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Total Health Care		$1,859,285

Industrials (1.6%)
Electrical Equipment (0.5%)
Eaton Corp. plc	3,843	272,008

Industrial Conglomerates (0.6%)
General Electric Co.	11,652	346,064

Trading Companies & Distributors (0.5%)
MSC Industrial Direct Co., Inc., Class A	2,659	271,617

Total Industrials		889,689

Information Technology (4.8%)
Communications Equipment (0.3%)
Telefonaktiebolaget LM Ericsson (ADR)	28,312	166,758

Internet Software & Services (0.6%)
Alphabet, Inc., Class A*	432	354,322

IT Services (1.3%)
Cognizant Technology Solutions Corp., Class A*	3,529	185,590
Leidos Holdings, Inc.	2,331	112,634
PayPal Holdings, Inc.*	5,342	212,505
Visa, Inc., Class A	2,392	197,842

		708,571

Semiconductors & Semiconductor Equipment (0.6%)
Intel Corp.	8,351	307,484

Software (1.5%)
Dell Technologies, Inc., Class V*	3,792	238,858
Microsoft Corp.	4,672	302,045
Oracle Corp.	6,878	275,876

		816,779

Technology Hardware, Storage & Peripherals (0.5%)
Apple, Inc.	2,085	253,015

Total Information Technology		2,606,929

Materials (0.5%)
Containers & Packaging (0.5%)
International Paper Co.	4,588	259,681

Total Materials		259,681

Telecommunication Services (1.2%)
Diversified Telecommunication Services (1.2%)
AT&T, Inc.	6,649	280,322
Verizon Communications, Inc.	7,168	351,303

		631,625

Total Telecommunication Services		631,625

Total Common Stocks (21.5%) (Cost $10,685,269)		11,751,461

INVESTMENT COMPANIES:
DoubleLine Floating Rate Fund‡	180,041	1,786,008
DoubleLine Global Bond Fund‡	135,610	1,356,102

Total Investment Companies (5.7%) (Cost $3,125,000)		3,142,110

	Principal Amount
SHORT-TERM INVESTMENT:
U.S. Treasury Obligations (10.9%)
U.S. Treasury Bills
0.45%, 3/2/17(p)	3,000,000	2,998,864
0.53%, 6/22/17(p)	3,000,000	2,993,715

Total U.S. Treasury Obligations		5,992,579

Total Short-Term Investment (10.9%) (Cost $5,993,434)		5,992,579

Total Investments (86.5%) (Cost $46,666,993)		47,396,983
Other Assets Less Liabilities (13.5%)		7,419,533

Net Assets (100%)		$54,816,516

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At January 31, 2017, the market value of these securities amounted to $2,488,803 or 4.5% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Rule 144A Illiquid Security. At January 31, 2017, the market value of these securities amounted to $329,377 or 0.6% of net assets.

(l)	Floating Rate Security. Rate disclosed is as of January 31, 2017.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At January 31, 2017, the market value of these securities amounted to $1,591,467 or 2.9% of net assets.

(p)	Yield to maturity.

(y)	Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of January 31, 2017.

Glossary:

ADR — American Depositary Receipt

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

TIPS — Treasury Inflation Protected Security

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2017 (Unaudited)

Investments in companies which were affiliates for the three months ended January 31, 2017, were as follows:

Securities	Value October 31, 2016	Purchases at Cost	Sales at Cost	Value January 31, 2017	Dividend Income	Realized Gain (Loss)†
DoubleLine Floating Rate Fund	$1,780,607	$—	$—	$1,786,008	$15,657	$—
DoubleLine Global Bond Fund	774,063	600,000	—	1,356,102	—	—

	$2,554,670	$600,000	$—	$3,142,110	$15,657	$—

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

Total Return Swaps

Swap Counterparty	Payments Made by the Fund	Payments Received by the Fund	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank plc	0.400%	Shiller Barclays CAPE US Sector II ER USD Index	4/3/17	$10,000,000	$2,031,965
Barclays Bank plc	0.470%	Shiller Barclays CAPE US Sector ER USD Index	2/13/17	2,200,000	28,591

					$2,060,556

Glossary:

CAPE — Cyclically Adjusted Price Earnings

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Collateralized Mortgage Obligations	$—	$7,158,999	$—	$7,158,999
Common Stocks
Consumer Discretionary	1,424,691	—	—	1,424,691
Consumer Staples	1,212,042	—	—	1,212,042
Energy	833,730	—	—	833,730
Financials	2,033,789	—	—	2,033,789
Health Care	1,859,285	—	—	1,859,285
Industrials	889,689	—	—	889,689
Information Technology	2,606,929	—	—	2,606,929
Materials	259,681	—	—	259,681
Telecommunication Services	631,625	—	—	631,625
Corporate Bonds
Consumer Discretionary	—	314,021	—	314,021
Consumer Staples	—	784,394	—	784,394
Energy	—	903,460	—	903,460
Financials	—	1,830,409	—	1,830,409
Health Care	—	732,490	—	732,490
Industrials	—	292,520	—	292,520
Information Technology	—	349,776	—	349,776
Materials	—	129,813	—	129,813
Real Estate	—	91,983	—	91,983
Telecommunication Services	—	574,200	—	574,200
Utilities	—	881,680	—	881,680
Foreign Government Securities	—	444,950	—	444,950
Investment Companies
Investment Companies	3,142,110	—	—	3,142,110
Mortgage-Backed Securities	—	3,910,875	—	3,910,875
Short-Term Investments
U.S. Treasury Obligations	—	5,992,579	—	5,992,579
Total Return Swaps	—	2,060,556	—	2,060,556
U.S. Treasury Obligations	—	8,111,263	—	8,111,263

Total Assets	$14,893,571	$34,563,968	$—	$49,457,539

Total Liabilities	$—	$—	$—	$—

Total	$14,893,571	$34,563,968	$—	$49,457,539

There were no transfers between Levels 1, 2 or 3 during the three months ended January 31, 2017.

As of January 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,376,316
Aggregate gross unrealized depreciation	(639,782)

Net unrealized appreciation	$736,534

Federal income tax cost of investments	$46,660,449

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

January 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (21.6%)
Auto Components (3.4%)
Brembo SpA	500	$32,007
Dana, Inc.	10,500	211,470
Lear Corp.	400	56,836
Superior Industries International, Inc.	800	18,440

		318,753

Diversified Consumer Services (1.8%)
LifeLock, Inc.*	5,000	119,800
Universal Technical Institute, Inc.	16,000	51,360

		171,160

Hotels, Restaurants & Leisure (0.9%)
Cheesecake Factory, Inc. (The)	1,000	60,260
Golden Entertainment, Inc.	2,000	22,040

		82,300

Household Durables (5.0%)
Bassett Furniture Industries, Inc.	2,800	78,960
Harman International Industries, Inc.	2,400	266,784
Hunter Douglas NV	2,000	125,179

		470,923

Internet & Direct Marketing Retail (0.2%)
Lands’ End, Inc.*	1,200	18,420

Media (8.1%)
Clear Channel Outdoor Holdings, Inc., Class A	16,000	79,200
EW Scripps Co. (The), Class A*	8,000	155,840
Interpublic Group of Cos., Inc. (The)	1,500	35,295
Liberty Media Corp.-Liberty Braves, Class C*	3,004	60,020
Live Nation Entertainment, Inc.*	1,200	34,344
Loral Space & Communications, Inc.*	500	20,375
Madison Square Garden Co. (The), Class A*	551	96,794
Meredith Corp.	400	24,520
MSG Networks, Inc., Class A*	5,000	116,000
Salem Media Group, Inc.	5,008	30,549
Tribune Media Co., Class A	4,000	115,360

		768,297

Multiline Retail (0.1%)
JC Penney Co., Inc.*	2,000	13,300

Specialty Retail (2.1%)
Aaron’s, Inc.	1,000	30,940
CST Brands, Inc.	3,400	163,812

		194,752

Total Consumer Discretionary		2,037,905

Consumer Staples (11.4%)
Beverages (2.9%)
Cott Corp.	3,000	31,800
Davide Campari-Milano SpA	10,000	100,178
National Beverage Corp.	2,000	100,380
Remy Cointreau SA	400	36,310

		268,668

Food & Staples Retailing (0.5%)
Ingles Markets, Inc., Class A	1,000	45,250

Food Products (4.7%)
Maple Leaf Foods, Inc.	5,000	114,621
Snyder’s-Lance, Inc.	2,000	76,760
WhiteWave Foods Co. (The)*	4,500	247,769

		439,150

Household Products (0.7%)
Energizer Holdings, Inc.	1,400	70,658

Personal Products (2.6%)
Avon Products, Inc.*	10,000	58,700
Edgewell Personal Care Co.*	2,400	189,216

		247,916

Total Consumer Staples		1,071,642

Energy (1.3%)
Energy Equipment & Services (1.3%)
Weatherford International plc*	23,000	119,830

Total Energy		119,830

Financials (4.3%)
Banks (2.2%)
FCB Financial Holdings, Inc., Class A*	3,000	140,850
Flushing Financial Corp.	2,400	65,280

		206,130

Capital Markets (2.1%)
Cohen & Steers, Inc.	1,200	41,868
Janus Capital Group, Inc.	4,000	50,000
Waddell & Reed Financial, Inc., Class A	6,000	108,300

		200,168

Total Financials		406,298

Health Care (6.3%)
Biotechnology (3.8%)
ARIAD Pharmaceuticals, Inc.*	15,000	357,300

Health Care Equipment & Supplies (0.3%)
Alere, Inc.*	800	29,600

Health Care Providers & Services (2.2%)
Patterson Cos., Inc.	1,000	41,610
VCA, Inc.*	1,800	163,080

		204,690

Total Health Care		591,590

Industrials (26.1%)
Aerospace & Defense (1.0%)
Textron, Inc.	2,000	94,740

Building Products (0.2%)
Armstrong Flooring, Inc.*	1,000	21,030

Construction & Engineering (0.3%)
Layne Christensen Co.*	3,000	31,290

Machinery (16.9%)
CLARCOR, Inc.	1,800	149,058
CNH Industrial NV	12,000	107,520
Eastern Co. (The)	5,800	114,840
EnPro Industries, Inc.	3,000	203,730
Federal Signal Corp.	4,500	69,930
Graco, Inc.	2,000	179,180
ITT, Inc.	1,000	40,870
Mueller Industries, Inc.	5,400	217,404
Mueller Water Products, Inc., Class A	5,000	67,300
Navistar International Corp.*	7,200	196,344
Trinity Industries, Inc.	4,000	110,160
Twin Disc, Inc.*	4,000	66,560
Xylem, Inc.	1,500	73,965

		1,596,861

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Road & Rail (2.7%)
Hertz Global Holdings, Inc.*	12,000	$251,640

Trading Companies & Distributors (5.0%)
GATX Corp.	1,000	57,820
Herc Holdings, Inc.*	6,800	337,756
Kaman Corp.	1,500	75,795

		471,371

Total Industrials		2,466,932

Information Technology (6.0%)
Communications Equipment (0.8%)
Communications Systems, Inc.	10,000	50,700
EchoStar Corp., Class A*	500	25,465

		76,165

Internet Software & Services (2.1%)
Gogo, Inc.*	13,000	118,950
Internap Corp.*	50,000	82,500

		201,450

Semiconductors & Semiconductor Equipment (0.4%)
Sevcon, Inc.*	4,046	36,090

Software (0.8%)
Mentor Graphics Corp.	2,000	73,820

Technology Hardware, Storage & Peripherals (1.9%)
Diebold Nixdorf, Inc.	6,500	176,800

Total Information Technology		564,325

Materials (9.9%)
Chemicals (5.1%)
Ashland Global Holdings, Inc.	400	47,612
Chemtura Corp.*	4,000	132,400
Chr Hansen Holding A/S	1,200	73,166
Hawkins, Inc.	500	26,825
International Flavors & Fragrances, Inc.	100	11,721
Tredegar Corp.	4,000	89,000
Valspar Corp. (The)	500	55,335
Valvoline, Inc.	2,000	46,300

		482,359

Construction Materials (1.2%)
Headwaters, Inc.*	5,000	115,850

Containers & Packaging (1.2%)
Myers Industries, Inc.	8,000	110,400

Metals & Mining (2.4%)
Allegheny Technologies, Inc.	1,000	21,730
Ampco-Pittsburgh Corp.	3,400	51,170
Freeport-McMoRan, Inc.*	6,500	108,225
Materion Corp.	1,200	47,160

		228,285

Total Materials		936,894

Real Estate (1.6%)
Equity Real Estate Investment Trusts (REITs) (1.6%)
Ryman Hospitality Properties, Inc.	1,700	104,006
Seritage Growth Properties, Class A	1,200	48,960

Total Real Estate		152,966

Telecommunication Services (3.0%)
Wireless Telecommunication Services (3.0%)
Millicom International Cellular SA	2,200	108,834
Millicom International Cellular SA (SDR)	2,200	108,804
United States Cellular Corp.*	1,400	62,426

Total Telecommunication Services		280,064

Utilities (2.0%)
Electric Utilities (0.9%)
El Paso Electric Co.	200	9,180
Westar Energy, Inc.	1,400	76,566

		85,746

Gas Utilities (1.1%)
National Fuel Gas Co.	1,800	101,070

Total Utilities		186,816

Total Common Stocks (93.5%) (Cost $7,810,048)		8,815,262

CONVERTIBLE PREFERRED STOCK:
Health Care (0.0%)
Health Care Providers & Services (0.0%)
BioScrip, Inc. 0.00%*† (Cost $400)	4	178

	Number of Warrants
WARRANTS:
Health Care (0.0%)
Health Care Providers & Services (0.0%)
BioScrip, Inc., expiring 6/30/25*† (Cost $—)	22	10

	Number of Shares
SHORT-TERM INVESTMENT:
Investment Company (2.7%)
JPMorgan Prime Money Market Fund, IM Shares	254,346	254,423

Total Short-Term Investment (2.7%) (Cost $254,423)		254,423

Total Investments (96.2%) (Cost $8,064,871)		9,069,873
Other Assets Less Liabilities (3.8%)		354,124

Net Assets (100%)		$9,423,997

*	Non-income producing.

†	Securities (totaling $188 or 0.0% of net assets) held at fair value by management.

Glossary:

SDR — Swedish Depositary Receipt

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities(a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$1,880,719	$157,186	$—	$2,037,905
Consumer Staples	935,154	136,488	—	1,071,642
Energy	119,830	—	—	119,830
Financials	406,298	—	—	406,298
Health Care	591,590	—	—	591,590
Industrials	2,352,092	114,840	—	2,466,932
Information Technology	528,235	36,090	—	564,325
Materials	863,728	73,166	—	936,894
Real Estate	152,966	—	—	152,966
Telecommunication Services	171,260	108,804	—	280,064
Utilities	186,816	—	—	186,816
Convertible Preferred Stocks
Health Care	—	—	178	178
Short-Term Investments
Investment Companies	254,423	—	—	254,423
Warrants
Health Care	—	—	10	10

Total Assets	$8,443,111	$626,574	$188	$9,069,873

Total Liabilities	$—	$—	$—	$—

Total	$8,443,111	$626,574	$188	$9,069,873

(a)	A security with a market value of $50,700 transferred from Level 2 to Level 1 at the end of the period due to active trading.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended January 31, 2017.

As of January 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,249,808
Aggregate gross unrealized depreciation	(321,016)

Net unrealized appreciation	$928,792

Federal income tax cost of investments	$8,141,081

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GLOBAL TALENTS FUND

PORTFOLIO OF INVESTMENTS

January 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Belgium (1.4%)
Anheuser-Busch InBev SA/NV	2,834	$294,152

Chile (1.8%)
Antofagasta plc	38,094	400,151

China (3.6%)
Alibaba Group Holding Ltd. (ADR)*	4,693	475,448
ANTA Sports Products Ltd.	96,000	306,847

		782,295

Finland (1.3%)
Sampo OYJ, Class A	5,943	275,224

France (6.4%)
Christian Dior SE	1,454	311,957
Dassault Systemes SE	4,735	366,387
Financiere de L’Odet	465	406,092
Iliad SA	1,465	313,051

		1,397,487

Germany (5.5%)
Fresenius SE & Co. KGaA	6,511	512,598
Hella KGaA Hueck & Co.	7,484	304,577
Henkel AG & Co. KGaA (Preference)(q)	3,126	380,308

		1,197,483

Israel (2.0%)
Check Point Software Technologies Ltd.*	4,330	427,674

Italy (1.5%)
Luxottica Group SpA	6,027	323,290

Japan (9.9%)
Kose Corp.	5,200	442,122
Rakuten, Inc.	28,000	279,603
SoftBank Group Corp.	8,200	631,903
THK Co. Ltd.	15,300	378,198
Unicharm Corp.	19,300	434,169

		2,165,995

Jordan (2.1%)
Hikma Pharmaceuticals plc	19,580	449,281

Mexico (2.7%)
Banregio Grupo Financiero SAB de CV	65,500	363,755
Fomento Economico Mexicano SAB de CV	30,200	227,164

		590,919

Peru (1.5%)
Credicorp Ltd.	1,994	326,378

Russia (1.4%)
Magnit PJSC (GDR)(m)	8,157	298,546

South Africa (1.8%)
Naspers Ltd., Class N	2,512	398,535

Spain (1.4%)
Industria de Diseno Textil SA	9,583	315,880

Switzerland (2.6%)
Roche Holding AG	2,384	561,338

United Kingdom (1.6%)
Reckitt Benckiser Group plc	4,051	346,743

United States (50.9%)
Alexion Pharmaceuticals, Inc.*	2,973	388,512
Alphabet, Inc., Class A*	623	510,978
Amazon.com, Inc.*	751	618,434
Apple, Inc.	4,447	539,643
Bank of the Ozarks, Inc.	9,908	543,652
Berkshire Hathaway, Inc., Class B*	4,037	662,633
BlackRock, Inc.	927	346,680
Charles Schwab Corp. (The)	15,765	650,149
Chipotle Mexican Grill, Inc.*	656	276,465
Concho Resources, Inc.*	3,900	543,816
DexCom, Inc.*	5,213	412,609
Ecolab, Inc.	4,625	555,601
EOG Resources, Inc.	5,697	578,701
Facebook, Inc., Class A*	3,628	472,801
FedEx Corp.	2,237	423,039
Gilead Sciences, Inc.	5,120	370,944
IPG Photonics Corp.*	4,214	484,568
O’Reilly Automotive, Inc.*	1,272	333,607
Proofpoint, Inc.*	3,946	316,311
QUALCOMM, Inc.	4,499	240,382
Starbucks Corp.	7,234	399,462
Stryker Corp.	4,031	497,949
Synchronoss Technologies, Inc.*	9,491	365,593
Wells Fargo & Co.	10,134	570,848

		11,103,377

Total Investments (99.4%) (Cost $19,847,211)		21,654,748
Other Assets Less Liabilities (0.6%)		140,097

Net Assets (100%)		$21,794,845

*	Non-income producing.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At January 31, 2017, the market value of these securities amounted to $298,546 or 1.4% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

Market Sector Diversification

As a Percentage of Total Net Assets	Market Value	% of Net Assets
Consumer Discretionary	$3,868,657	17.7%
Consumer Staples	2,423,204	11.1
Energy	1,122,517	5.2
Financials	3,739,318	17.2
Health Care	3,193,231	14.7
Industrials	1,207,328	5.5
Information Technology	4,199,786	19.3
Materials	955,752	4.4
Telecommunication Services	944,955	4.3
Cash and Other	140,097	0.6

		100.0%

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GLOBAL TALENTS FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$1,627,967	$2,240,690	$—	$3,868,657
Consumer Staples	227,164	2,196,040	—	2,423,204
Energy	1,122,517	—	—	1,122,517
Financials	3,464,094	275,224	—	3,739,318
Health Care	1,670,014	1,523,217	—	3,193,231
Industrials	423,039	784,289	—	1,207,328
Information Technology	3,833,398	366,388	—	4,199,786
Materials	555,601	400,151	—	955,752
Telecommunication Services	—	944,955	—	944,955

Total Assets	$12,923,794	$8,730,954	$—	$21,654,748

Total Liabilities	$—	$—	$—	$—

Total	$12,923,794	$8,730,954	$—	$21,654,748

There were no transfers between Levels 1, 2 or 3 during the three months ended January 31, 2017.

As of January 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,529,731
Aggregate gross unrealized depreciation	(722,290)

Net unrealized appreciation	$1,807,441

Federal income tax cost of investments	$19,847,307

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS

January 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (97.5%)
Consumer Discretionary (15.1%)
Auto Components (0.2%)
Icahn Enterprises LP
6.250%, 2/1/22(b)§	$71,000	$71,710

Distributors (0.5%)
American Tire Distributors, Inc.
10.250%, 3/1/22§	150,000	145,594

Hotels, Restaurants & Leisure (2.6%)
Eldorado Resorts, Inc.
7.000%, 8/1/23	112,000	119,280
LTF Merger Sub, Inc.
8.500%, 6/15/23§	172,000	180,923
MGM Resorts International
11.375%, 3/1/18	210,000	231,000
8.625%, 2/1/19	85,000	94,562
Royal Caribbean Cruises Ltd.
7.500%, 10/15/27	80,000	95,950
Silversea Cruise Finance Ltd.
7.250%, 2/1/25(b)§	41,000	42,136

		763,851

Household Durables (0.9%)
American Greetings Corp.
7.375%, 12/1/21	52,000	53,917
PulteGroup, Inc.
5.000%, 1/15/27	167,000	164,295
William Lyon Homes, Inc.
5.875%, 1/31/25(b)§	60,000	59,400

		277,612

Media (10.0%)
Altice Financing SA
7.500%, 5/15/26§	200,000	211,260
Altice Luxembourg SA
7.750%, 5/15/22§	200,000	212,260
AMC Entertainment Holdings, Inc.
5.875%, 11/15/26§	97,000	98,940
Cablevision Systems Corp.
7.750%, 4/15/18	185,000	194,250
Cequel Communications Holdings I LLC
6.375%, 9/15/20§	272,000	280,160
5.125%, 12/15/21§	75,000	75,660
CSC Holdings LLC
7.875%, 2/15/18	80,000	84,350
DISH DBS Corp.
7.875%, 9/1/19	202,000	222,462
Lions Gate Entertainment Corp.
5.875%, 11/1/24§	102,000	103,530
Live Nation Entertainment, Inc.
4.875%, 11/1/24§	65,000	65,000
McGraw-Hill Global Education Holdings LLC
7.875%, 5/15/24§	109,000	100,825
MHGE Parent LLC
8.500%, 8/1/19§	220,000	209,000
Nexstar Broadcasting, Inc.
6.875%, 11/15/20	139,000	144,157
Regal Entertainment Group
5.750%, 3/15/22	134,000	138,690
Sirius XM Radio, Inc.
5.750%, 8/1/21§	205,000	213,200
Unitymedia GmbH
6.125%, 1/15/25§	200,000	206,260
Ziggo Bond Finance BV
6.000%, 1/15/27§	200,000	197,800
Ziggo Secured Finance BV
5.500%, 1/15/27§	200,000	199,120

		2,956,924

Multiline Retail (0.2%)
99 Cents Only Stores LLC
11.000%, 12/15/19	74,000	48,285

Specialty Retail (0.7%)
L Brands, Inc.
6.750%, 7/1/36	125,000	120,313
Penske Automotive Group, Inc.
5.750%, 10/1/22	70,000	72,100

		192,413

Total Consumer Discretionary		4,456,389

Consumer Staples (6.5%)
Beverages (0.4%)
DS Services of America, Inc.
10.000%, 9/1/21§	113,000	123,317

Food & Staples Retailing (2.4%)
BI-LO LLC
8.625%, 9/15/18 PIK§	187,000	115,472
9.250%, 2/15/19§	91,000	75,303
Fresh Market, Inc. (The)
9.750%, 5/1/23§	106,000	93,081
Rite Aid Corp.
9.250%, 3/15/20	100,000	103,630
6.750%, 6/15/21	158,000	164,518
6.125%, 4/1/23§	140,000	147,000

		699,004

Food Products (2.7%)
AdvancePierre Foods Holdings, Inc.
5.500%, 12/15/24§	50,000	51,000
JBS USA LUX SA
8.250%, 2/1/20§	210,000	213,941
5.750%, 6/15/25§	254,000	259,461
Lamb Weston Holdings, Inc.
4.875%, 11/1/26§	63,000	63,082
Post Holdings, Inc.
6.750%, 12/1/21§	70,000	74,200
6.000%, 12/15/22§	55,000	57,684
Smithfield Foods, Inc.
6.625%, 8/15/22	60,000	63,675

		783,043

Household Products (0.8%)
Century Intermediate Holding Co. 2
9.750%, 2/15/19 PIK§	94,000	94,881
Spectrum Brands, Inc.
6.625%, 11/15/22	135,000	142,763

		237,644

Personal Products (0.2%)
Prestige Brands, Inc.
6.375%, 3/1/24§	71,000	74,195

Total Consumer Staples		1,917,203

Energy (10.9%)
Energy Equipment & Services (0.5%)
Nabors Industries, Inc.
5.500%, 1/15/23§	31,000	32,395
Precision Drilling Corp.
6.625%, 11/15/20	35,875	36,549
7.750%, 12/15/23§	56,000	60,480

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Trinidad Drilling Ltd.
6.625%, 2/15/25(b)§	$28,000	$28,560

		157,984

Oil, Gas & Consumable Fuels (10.4%)
Antero Resources Corp.
5.625%, 6/1/23	97,000	99,182
Calumet Specialty Products Partners LP
7.625%, 1/15/22	145,000	124,337
Carrizo Oil & Gas, Inc.
6.250%, 4/15/23	90,000	92,367
Concho Resources, Inc.
5.500%, 4/1/23	85,000	87,762
Crestwood Midstream Partners LP
6.125%, 3/1/22	135,000	139,590
6.250%, 4/1/23	124,000	128,030
CrownRock LP
7.750%, 2/15/23§	85,000	92,123
Genesis Energy LP
5.750%, 2/15/21	180,000	183,942
5.625%, 6/15/24	88,000	89,100
Gulfport Energy Corp.
6.000%, 10/15/24§	55,000	55,996
Holly Energy Partners LP
6.000%, 8/1/24§	80,000	84,000
MEG Energy Corp.
6.500%, 1/15/25(b)§	58,000	58,626
Murphy Oil Corp.
6.875%, 8/15/24	48,000	51,600
Oasis Petroleum, Inc.
6.875%, 3/15/22	100,000	102,500
Parsley Energy LLC
5.375%, 1/15/25§	90,000	92,475
PBF Holding Co. LLC
7.000%, 11/15/23	125,000	127,188
PDC Energy, Inc.
7.750%, 10/15/22	90,000	95,517
Range Resources Corp.
5.750%, 6/1/21§	85,000	89,250
Rice Energy, Inc.
7.250%, 5/1/23	95,000	102,125
RSP Permian, Inc.
6.625%, 10/1/22	80,000	84,504
Sanchez Energy Corp.
7.750%, 6/15/21	75,000	76,500
6.125%, 1/15/23	20,000	19,200
SM Energy Co.
6.750%, 9/15/26	84,000	87,360
Southern Star Central Corp.
5.125%, 7/15/22§	110,000	111,889
Targa Resources Partners LP
6.375%, 8/1/22	30,000	31,020
6.750%, 3/15/24	110,000	120,175
Tesoro Logistics LP
5.875%, 10/1/20	74,000	76,035
6.125%, 10/15/21	167,000	174,315
5.250%, 1/15/25	108,000	112,590
Western Refining Logistics LP
7.500%, 2/15/23	181,000	195,480
Whiting Petroleum Corp.
5.000%, 3/15/19	65,000	65,897

		3,050,675

Total Energy		3,208,659

Financials (4.3%)
Consumer Finance (0.9%)
Ally Financial, Inc.
5.500%, 2/15/17	25,000	25,000
4.625%, 5/19/22	102,000	103,658
Speedy Cash Intermediate Holdings Corp.
10.750%, 5/15/18§	26,000	25,951
TMX Finance LLC
8.500%, 9/15/18§	120,000	109,956

		264,565

Diversified Financial Services (1.3%)
ACE Cash Express, Inc.
11.000%, 2/1/19§	190,000	155,681
Curo Group Holdings Corp.
12.000%, 11/15/17§	230,000	223,819

		379,500

Insurance (1.0%)
Hub Holdings LLC
8.125%, 7/15/19 PIK§	160,000	160,800
HUB International Ltd.
7.875%, 10/1/21§	125,000	130,469

		291,269

Thrifts & Mortgage Finance (1.1%)
Prospect Holding Co. LLC
10.250%, 10/1/18§	155,000	67,425
Stearns Holdings LLC
9.375%, 8/15/20§	271,000	272,185

		339,610

Total Financials		1,274,944

Health Care (13.2%)
Biotechnology (0.4%)
Sterigenics-Nordion Topco LLC
8.125%, 11/1/21 PIK§	111,000	111,971

Health Care Equipment & Supplies (0.6%)
Alere, Inc.
7.250%, 7/1/18	160,000	161,800

Health Care Providers & Services (7.4%)
Centene Corp.
6.125%, 2/15/24	95,000	100,937
4.750%, 1/15/25	80,000	78,752
CHS/Community Health Systems, Inc.
8.000%, 11/15/19	60,000	53,250
Envision Healthcare Corp.
6.250%, 12/1/24§	63,000	66,150
Greatbatch Ltd.
9.125%, 11/1/23§	113,000	118,085
HCA, Inc.
7.500%, 2/15/22	195,000	221,812
7.690%, 6/15/25	91,000	100,100
5.875%, 2/15/26	104,000	108,160
4.500%, 2/15/27	150,000	147,945
IASIS Healthcare LLC
8.375%, 5/15/19	75,000	71,812
LifePoint Health, Inc.
5.500%, 12/1/21	123,000	126,383
MPH Acquisition Holdings LLC
7.125%, 6/1/24§	100,000	105,880
Opal Acquisition, Inc.
8.875%, 12/15/21§	125,000	107,188
RegionalCare Hospital Partners Holdings, Inc.
8.250%, 5/1/23§	130,000	134,388

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Surgical Care Affiliates, Inc.
6.000%, 4/1/23§	$15,000	$16,181
Team Health, Inc.
7.250%, 12/15/23§	120,000	137,100
Tenet Healthcare Corp.
4.463%, 6/15/20(l)	107,000	108,338
8.000%, 8/1/20	80,000	80,500
7.500%, 1/1/22§	85,000	90,950
Tennessee Merger Sub, Inc.
6.375%, 2/1/25(b)§	81,000	79,380
WellCare Health Plans, Inc.
5.750%, 11/15/20	110,000	113,025

		2,166,316

Health Care Technology (0.4%)
Quintiles IMS, Inc.
4.875%, 5/15/23§	125,000	126,412

Pharmaceuticals (4.4%)
Capsugel SA
7.000%, 5/15/19 PIK§	298,000	298,745
Concordia International Corp.
9.000%, 4/1/22§	21,000	17,797
9.500%, 10/21/22§	70,000	30,100
7.000%, 4/15/23§	120,000	45,000
DPx Holdings BV
7.500%, 2/1/22§	227,000	240,478
Endo Finance LLC
7.250%, 1/15/22§	98,000	89,239
inVentiv Group Holdings, Inc.
7.500%, 10/1/24§	113,000	118,368
Valeant Pharmaceuticals International, Inc.
6.750%, 8/15/18§	115,000	113,206
7.500%, 7/15/21§	200,000	173,500
6.125%, 4/15/25§	240,000	180,384

		1,306,817

Total Health Care		3,873,316

Industrials (11.5%)
Aerospace & Defense (0.2%)
TransDigm, Inc.
5.500%, 10/15/20	11,000	11,110
6.000%, 7/15/22	42,000	42,315

		53,425

Airlines (0.7%)
Intrepid Aviation Group Holdings LLC
6.875%, 2/15/19§	230,000	208,587

Building Products (1.6%)
Builders FirstSource, Inc.
10.750%, 8/15/23§	100,000	115,880
Standard Industries, Inc.
5.500%, 2/15/23§	100,000	103,500
6.000%, 10/15/25§	90,000	94,950
Summit Materials LLC
6.125%, 7/15/23	137,000	141,624

		455,954

Commercial Services & Supplies (3.2%)
ACCO Brands Corp.
5.250%, 12/15/24§	90,000	90,562
Covanta Holding Corp.
7.250%, 12/1/20	142,000	146,082
Jaguar Holding Co. II
6.375%, 8/1/23§	235,000	248,513
Multi-Color Corp.
6.125%, 12/1/22§	135,000	142,763
Park Aerospace Holdings Ltd.
5.500%, 2/15/24(b)§	162,000	166,374
Prime Security Services Borrower LLC
9.250%, 5/15/23§	140,000	151,732

		946,026

Construction & Engineering (0.8%)
Michael Baker Holdings LLC
8.875%, 4/15/19 PIK(l)§	74,999	71,062
Michael Baker International LLC
8.250%, 10/15/18§	175,000	176,750

		247,812

Machinery (1.7%)
Manitowoc Foodservice, Inc.
9.500%, 2/15/24	157,000	180,550
Park-Ohio Industries, Inc.
8.125%, 4/1/21	165,000	170,362
Shape Technologies Group, Inc.
7.625%, 2/1/20§	145,000	148,625

		499,537

Road & Rail (2.0%)
Kenan Advantage Group, Inc. (The)
7.875%, 7/31/23§	257,000	262,474
SPL Logistics Escrow LLC
8.875%, 8/1/20§	245,000	208,250
Watco Cos. LLC
6.375%, 4/1/23§	120,000	126,000

		596,724

Trading Companies & Distributors (1.3%)
Aircastle Ltd.
5.000%, 4/1/23	117,000	118,767
International Lease Finance Corp.
5.875%, 4/1/19	75,000	80,003
6.250%, 5/15/19	80,000	86,250
8.625%, 1/15/22	85,000	103,572

		388,592

Total Industrials		3,396,657

Information Technology (9.4%)
Communications Equipment (1.3%)
Aegis Merger Sub, Inc.
10.250%, 2/15/23§	151,000	167,610
CommScope Technologies Finance LLC
6.000%, 6/15/25§	115,000	122,544
ViaSat, Inc.
6.875%, 6/15/20	96,000	98,640

		388,794

Electronic Equipment, Instruments & Components (0.6%)
CPI International, Inc.
8.750%, 2/15/18	180,000	182,025

Internet Software & Services (1.4%)
Bankrate, Inc.
6.125%, 8/15/18§	94,000	95,292
j2 Cloud Services, Inc.
8.000%, 8/1/20	130,000	135,281
Match Group, Inc.
6.375%, 6/1/24	65,000	69,635
Rackspace Hosting, Inc.
8.625%, 11/15/24§	94,000	97,525

		397,733

IT Services (1.0%)
Alliance Data Systems Corp.
6.375%, 4/1/20§	50,000	50,812
5.375%, 8/1/22§	245,000	240,100

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
First Data Corp.
6.750%, 11/1/20§	$16,000	$16,541

		307,453

Semiconductors & Semiconductor Equipment (1.0%)
NXP BV
4.625%, 6/1/23§	270,000	285,525

Software (2.9%)
BCP Singapore VI Cayman Financing Co. Ltd.
8.000%, 4/15/21§	155,000	152,094
BMC Software, Inc.
7.250%, 6/1/18	60,000	60,375
Boxer Parent Co., Inc.
9.000%, 10/15/19 PIK§	229,000	222,130
Informatica LLC
7.125%, 7/15/23§	158,000	152,075
Sophia LP
9.000%, 9/30/23§	265,000	280,900

		867,574

Technology Hardware, Storage & Peripherals (1.2%)
Diamond 1 Finance Corp.
5.875%, 6/15/21§	257,000	271,135
NCR Corp.
4.625%, 2/15/21	75,000	76,500

		347,635

Total Information Technology		2,776,739

Materials (5.9%)
Chemicals (3.7%)
Alpha 3 BV
6.250%, 2/1/25(b)§	200,000	200,500
Eco Services Operations LLC
8.500%, 11/1/22§	162,000	171,315
Huntsman International LLC
4.875%, 11/15/20	145,000	149,712
Koppers, Inc.
6.000%, 2/15/25(b)§	61,000	63,135
Nufarm Australia Ltd.
6.375%, 10/15/19§	215,000	221,719
Rayonier AM Products, Inc.
5.500%, 6/1/24§	307,000	288,580

		1,094,961

Containers & Packaging (1.0%)
Berry Plastics Corp.
5.125%, 7/15/23	86,000	87,780
BWAY Holding Co.
9.125%, 8/15/21§	120,000	129,000
Reynolds Group Issuer, Inc.
5.750%, 10/15/20	80,000	82,368

		299,148

Metals & Mining (1.2%)
ArcelorMittal
8.000%, 10/15/39	196,000	218,050
Kaiser Aluminum Corp.
5.875%, 5/15/24	24,000	24,960
Novelis Corp.
5.875%, 9/30/26§	86,000	87,720

		330,730

Total Materials		1,724,839

Real Estate (1.9%)
Equity Real Estate Investment Trusts (REITs) (0.7%)
Communications Sales & Leasing, Inc.
7.125%, 12/15/24§	62,000	63,163
Equinix, Inc.
5.875%, 1/15/26	90,000	95,625
Omega Healthcare Investors, Inc.
5.875%, 3/15/24	40,000	41,244

		200,032

Real Estate Management & Development (1.2%)
Greystar Real Estate Partners LLC
8.250%, 12/1/22§	155,000	167,594
Howard Hughes Corp. (The)
6.875%, 10/1/21§	105,000	110,649
Realogy Group LLC
4.875%, 6/1/23§	85,000	82,981

		361,224

Total Real Estate		561,256

Telecommunication Services (13.9%)
Diversified Telecommunication Services (7.9%)
CCO Holdings LLC
5.250%, 3/15/21	95,000	98,087
5.125%, 5/1/23§	155,000	161,200
5.750%, 2/15/26§	155,000	164,300
5.875%, 5/1/27§	210,000	222,264
Cincinnati Bell, Inc.
7.000%, 7/15/24§	97,000	102,214
Columbus Cable Barbados Ltd.
7.375%, 3/30/21§	200,000	212,500
Intelsat Jackson Holdings SA
7.250%, 10/15/20	240,000	189,000
Intelsat Luxembourg SA
8.125%, 6/1/23	304,000	101,840
Level 3 Financing, Inc.
5.375%, 8/15/22	110,000	113,300
SBA Communications Corp.
4.875%, 9/1/24§	160,000	155,776
SFR Group SA
6.000%, 5/15/22§	200,000	205,500
Sprint Capital Corp.
6.900%, 5/1/19	60,000	64,050
8.750%, 3/15/32	258,000	295,410
Windstream Services LLC
7.750%, 10/15/20	177,000	180,770
Zayo Group LLC
5.750%, 1/15/27(b)§	61,000	62,452

		2,328,663

Wireless Telecommunication Services (6.0%)
Digicel Group Ltd.
8.250%, 9/30/20§	215,000	189,469
Digicel Ltd.
6.000%, 4/15/21§	250,000	231,825
GTT Escrow Corp.
7.875%, 12/31/24§	87,000	91,350
Sprint Communications, Inc.
9.125%, 3/1/17	89,000	89,445
Sprint Corp.
7.875%, 9/15/23	260,000	283,400
7.125%, 6/15/24	135,000	141,926
T-Mobile USA, Inc.
6.542%, 4/28/20	276,000	283,935
6.625%, 11/15/20	244,000	250,100
6.731%, 4/28/22	98,000	102,537
6.375%, 3/1/25	80,000	86,304

		1,750,291

Total Telecommunication Services		4,078,954

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Utilities (4.9%)
Gas Utilities (3.3%)
American Midstream Partners LP
8.500%, 12/15/21§	$132,000	$133,320
Blue Racer Midstream LLC
6.125%, 11/15/22§	206,000	211,150
PBF Logistics LP
6.875%, 5/15/23	199,000	201,985
Rose Rock Midstream LP
5.625%, 7/15/22	110,000	109,450
5.625%, 11/15/23	75,000	73,875
Summit Midstream Holdings LLC
7.500%, 7/1/21	95,000	99,988
5.500%, 8/15/22	150,000	150,375

		980,143

Independent Power and Renewable Electricity Producers (1.6%)
AES Corp.
3.931%, 6/1/19(l)	91,000	90,772
Calpine Corp.
5.750%, 1/15/25	90,000	87,975
NRG Energy, Inc.
7.875%, 5/15/21	80,000	82,600
Talen Energy Supply LLC
6.500%, 5/1/18	71,000	73,840
4.600%, 12/15/21	155,000	125,938

		461,125

Total Utilities		1,441,268

Total Corporate Bonds		28,710,224

Total Long-Term Debt Securities (97.5%) (Cost $28,876,063)		28,710,224

	Number of Shares
SHORT-TERM INVESTMENT:
Investment Company (0.2%)
JPMorgan Prime Money Market Fund, IM Shares	49,642	49,656

Total Short-Term Investment (0.2%) (Cost $49,656)		49,656

Total Investments (97.7%) (Cost $28,925,719)		28,759,880
Other Assets Less Liabilities (2.3%)		684,582

Net Assets (100%)		$29,444,462

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At January 31, 2017, the market value of these securities amounted to $16,567,958 or 56.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Rule 144A Illiquid Security. At January 31, 2017, the market value of these securities amounted to $832,273 or 2.8% of net assets.

(l)	Floating Rate Security. Rate disclosed is as of January 31, 2017.

Glossary:

PIK — Payment-in Kind Security

Country Diversification

As a Percentage of Total Net Assets

Australia	0.8%
Bahamas	0.1
Barbados	0.7
Brazil	1.6
Canada	1.4
China	0.5
France	0.7
Germany	0.7
Ireland	0.6
Jamaica	1.4
Luxembourg	3.2
Netherlands	2.3
New Zealand	0.3
United Kingdom	0.7
United States	82.7
Cash and Other	2.3

100.0%

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Consumer Discretionary	$—	$4,456,389	$—	$4,456,389
Consumer Staples	—	1,917,203	—	1,917,203
Energy	—	3,208,659	—	3,208,659
Financials	—	1,274,944	—	1,274,944
Health Care	—	3,873,316	—	3,873,316
Industrials	—	3,396,657	—	3,396,657
Information Technology	—	2,776,739	—	2,776,739
Materials	—	1,724,839	—	1,724,839
Real Estate	—	561,256	—	561,256
Telecommunication Services	—	4,078,954	—	4,078,954
Utilities	—	1,441,268	—	1,441,268
Short-Term Investments
Investment Companies	49,656	—	—	49,656

Total Assets	$49,656	$28,710,224	$—	$28,759,880

Total Liabilities	$—	$—	$—	$—

Total	$49,656	$28,710,224	$—	$28,759,880

There were no transfers between Levels 1, 2 or 3 during the three months ended January 31, 2017.

As of January 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$737,249
Aggregate gross unrealized depreciation	(906,718)

Net unrealized depreciation	$(169,469)

Federal income tax cost of investments	$28,929,349

See Notes to Portfolio of Investments.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

PORTFOLIO OF INVESTMENTS

January 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS:
IQ Merger Arbitrage Fund	44,750	$1,325,495
iShares Commodities Select Strategy Fund	13,210	459,179
iShares MSCI Global Agriculture Producers Fund	9,870	255,219
iShares TIPS Bond Fund	11,740	1,340,473
JPMorgan Diversified Alternatives Fund	4,200	107,814
PowerShares DB Base Metals Fund*	13,050	212,976
PowerShares DB Commodity Index Tracking Fund*	39,840	627,480
PowerShares DB G10 Currency Harvest Fund*	51,660	1,315,264
PowerShares DB Gold Fund*	27,850	1,084,479
PowerShares DB Silver Fund*	2,650	72,557
PowerShares Multi-Strategy Alternative Portfolio‡	45,300	1,036,917
ProShares Hedge Replication Fund*	30,800	1,333,948
ProShares RAFI Long/Short	33,070	1,298,990
SPDR Bloomberg Barclays Convertible Securities Fund	28,100	1,319,576
Vanguard Global ex-U.S. Real Estate Fund	13,410	686,994
Vanguard REIT Fund	8,100	667,197
WisdomTree Managed Futures Strategy Fund*	32,480	1,312,842

Total Investments (98.2%) (Cost $14,309,258)		14,457,400
Other Assets Less Liabilities (1.8%)		258,130

Net Assets (100%)		$14,715,530

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

Investments in companies which were affiliates for the three months ended January 31, 2017, were as follows:

Securities	Value October 31, 2016	Purchases at Cost	Sales at Cost	Value January 31, 2017	Dividend Income	Realized Gain (Loss)†
PowerShares Multi-Strategy Alternative Portfolio	$1,039,635	$—	$—	$1,036,917	$15,628	$—

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

See Notes to Portfolio of Investments.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$14,457,400	$—	$—	$14,457,400

Total Assets	$14,457,400	$—	$—	$14,457,400

Total Liabilities	$—	$—	$—	$—

Total	$14,457,400	$—	$—	$14,457,400

There were no transfers between Levels 1, 2 or 3 during the three months ended January 31, 2017.

As of January 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$378,334
Aggregate gross unrealized depreciation	(49,874)

Net unrealized appreciation	$328,460

Federal income tax cost of investments	$14,128,940

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS

January 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.5%)
Auto Components (0.8%)
Bridgestone Corp.	600	$22,016
Continental AG	100	19,506
Delphi Automotive plc	300	21,018
Magna International, Inc.	300	12,977
Valeo SA	270	16,474

		91,991

Automobiles (1.1%)
Bayerische Motoren Werke AG	300	27,259
Fuji Heavy Industries Ltd.	400	16,084
General Motors Co.	1,100	40,271
Harley-Davidson, Inc.	200	11,408
Isuzu Motors Ltd.	1,000	13,480
Suzuki Motor Corp.	300	11,608
Toyota Motor Corp.	200	11,662

		131,772

Distributors (0.2%)
Genuine Parts Co.	300	29,043

Hotels, Restaurants & Leisure (2.1%)
Compass Group plc	2,000	35,526
Marriott International, Inc., Class A	100	8,460
McDonald’s Corp.	800	98,056
Oriental Land Co. Ltd.	200	10,959
Sodexo SA	100	11,049
Starbucks Corp.	900	49,698
Whitbread plc	200	9,875
Yum! Brands, Inc.	400	26,212

		249,835

Household Durables (0.2%)
Newell Brands, Inc.	400	18,932
Persimmon plc	300	7,280
Techtronic Industries Co. Ltd.	500	1,734

		27,946

Leisure Products (0.2%)
Bandai Namco Holdings, Inc.	200	5,509
Shimano, Inc.	100	15,773

		21,282

Media (1.6%)
CBS Corp. (Non-Voting), Class B	300	19,347
Comcast Corp., Class A	700	52,794
Omnicom Group, Inc.	200	17,130
Publicis Groupe SA	200	13,722
Singapore Press Holdings Ltd.	2,000	4,896
Twenty-First Century Fox, Inc., Class A	500	15,690
Walt Disney Co. (The)	600	66,390
WPP plc	400	9,279

		199,248

Multiline Retail (0.4%)
Dollar General Corp.	300	22,146
Dollar Tree, Inc.*	200	15,438
Next plc	240	11,564

		49,148

Specialty Retail (3.0%)
Hennes & Mauritz AB, Class B	1,200	34,297
Home Depot, Inc. (The)	600	82,548
Industria de Diseno Textil SA	1,200	39,555
L Brands, Inc.	200	12,042
Lowe’s Cos., Inc.	600	43,848
Nitori Holdings Co. Ltd.	100	11,177
O’Reilly Automotive, Inc.*	100	26,227
Ross Stores, Inc.	500	33,055
TJX Cos., Inc. (The)	900	67,428
USS Co. Ltd.	500	8,773

		358,950

Textiles, Apparel & Luxury Goods (0.9%)
Burberry Group plc	400	8,253
Luxottica Group SpA	300	16,092
LVMH Moet Hennessy Louis
Vuitton SE	60	12,086
NIKE, Inc., Class B	800	42,320
Pandora A/S	100	13,087
VF Corp.	400	20,592

		112,430

Total Consumer Discretionary		1,271,645

Consumer Staples (17.1%)
Beverages (3.4%)
Asahi Group Holdings Ltd.	600	21,097
Brown-Forman Corp., Class B	400	18,240
Coca-Cola Co. (The)	2,700	112,239
Constellation Brands, Inc., Class A	100	14,976
Diageo plc	1,800	49,896
Dr Pepper Snapple Group, Inc.	300	27,360
Heineken NV	300	22,420
Monster Beverage Corp.*	300	12,780
PepsiCo, Inc.	1,100	114,158
Pernod Ricard SA	100	11,696

		404,862

Food & Staples Retailing (2.9%)
Alimentation Couche-Tard, Inc., Class B	400	18,324
Costco Wholesale Corp.	500	81,975
CVS Health Corp.	900	70,929
Kroger Co. (The)	1,000	33,960
Lawson, Inc.	100	7,298
Seven & i Holdings Co. Ltd.	900	35,941
Sysco Corp.	900	47,214
Wal-Mart Stores, Inc.	400	26,696
Wesfarmers Ltd.	400	12,213
Woolworths Ltd.	800	14,925

		349,475

Food Products (3.3%)
Campbell Soup Co.	200	12,446
Danone SA	600	37,560
General Mills, Inc.	900	56,232
Hershey Co. (The)	200	21,094
JM Smucker Co. (The)	100	13,585
Kellogg Co.	300	21,813
Kerry Group plc, Class A	300	21,083
Kraft Heinz Co. (The)	400	35,716
McCormick & Co., Inc. (Non-Voting)	200	19,110
Mead Johnson Nutrition Co.	200	14,092
MEIJI Holdings Co. Ltd.	100	7,741
Mondelez International, Inc., Class A	1,600	70,848
Nestle SA (Registered)	1,000	73,063

		404,383

Household Products (3.2%)
Church & Dwight Co., Inc.	400	18,088
Clorox Co. (The)	200	24,000
Colgate-Palmolive Co.	1,000	64,580
Henkel AG & Co. KGaA (Preference)(q)	400	48,664
Kimberly-Clark Corp.	500	60,565
Procter & Gamble Co. (The)	1,400	122,640
Reckitt Benckiser Group plc	600	51,357

		389,894

Personal Products (1.7%)
Beiersdorf AG	200	17,691

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Estee Lauder Cos., Inc. (The), Class A	200	$16,242
Kao Corp.	500	24,723
L’Oreal SA	270	49,068
Unilever NV (CVA)	1,400	56,515
Unilever plc	1,000	40,602

		204,841

Tobacco (2.6%)
Altria Group, Inc.	1,400	99,652
British American Tobacco plc	900	55,472
Imperial Brands plc	600	27,728
Japan Tobacco, Inc.	600	19,343
Philip Morris International, Inc.	1,000	96,130
Reynolds American, Inc.	300	18,039

		316,364

Total Consumer Staples		2,069,819

Energy (2.1%)
Oil, Gas & Consumable Fuels (2.1%)
Enbridge, Inc.	400	17,030
Exxon Mobil Corp.	1,300	109,057
Snam SpA	3,000	11,400
TOTAL SA	1,100	55,406
TransCanada Corp.	1,200	56,613

Total Energy		249,506

Financials (16.4%)
Banks (7.5%)
ABN AMRO Group NV (CVA)§	400	9,392
Bank of Montreal	1,000	75,643
Bank of Nova Scotia (The)	700	41,830
BB&T Corp.	400	18,476
Canadian Imperial Bank of Commerce	700	59,610
Commonwealth Bank of Australia	400	24,772
Danske Bank A/S	400	13,315
DBS Group Holdings Ltd.	1,000	13,460
Hang Seng Bank Ltd.	800	16,384
Lloyds Banking Group plc	27,000	22,054
M&T Bank Corp.	200	32,514
Mizuho Financial Group, Inc.	7,300	13,597
National Australia Bank Ltd.	600	13,801
National Bank of Canada	500	21,583
Nordea Bank AB	2,000	24,168
Oversea-Chinese Banking Corp. Ltd.	1,000	6,663
PNC Financial Services Group, Inc. (The)	400	48,184
Resona Holdings, Inc.	1,500	8,146
Royal Bank of Canada	1,200	86,280
Sumitomo Mitsui Financial Group, Inc.	400	15,768
Svenska Handelsbanken AB, Class A	1,200	17,917
Swedbank AB, Class A	700	17,694
Toronto-Dominion Bank (The)	1,900	98,428
United Overseas Bank Ltd.	1,000	14,844
US Bancorp	1,800	94,770
Wells Fargo & Co.	1,400	78,862
Westpac Banking Corp.	500	12,024

		900,179

Capital Markets (1.8%)
ASX Ltd.	200	7,567
Brookfield Asset Management, Inc., Class A	1,200	41,498
CME Group, Inc.	100	12,108
Macquarie Group Ltd.	200	12,832
Moody’s Corp.	200	20,734
Northern Trust Corp.	100	8,296
S&P Global, Inc.	200	24,036
Singapore Exchange Ltd.	1,000	5,265
T Rowe Price Group, Inc.	300	20,232
Thomson Reuters Corp.	700	31,378
UBS Group AG (Registered)	1,800	29,050

		212,996

Consumer Finance (0.9%)
American Express Co.	600	45,828
Discover Financial Services	400	27,712
Synchrony Financial	900	32,238

		105,778

Diversified Financial Services (0.9%)
Berkshire Hathaway, Inc., Class B*	700	114,898

Insurance (5.3%)
Aflac, Inc.	300	20,997
AIA Group Ltd.	2,400	14,940
Allianz SE (Registered)	210	35,546
Allstate Corp. (The)	400	30,084
Aon plc	300	33,810
Arch Capital Group Ltd.*	200	17,670
Assicurazioni Generali SpA	1,000	15,912
Chubb Ltd.	500	65,745
Cincinnati Financial Corp.	300	21,174
Hannover Rueck SE	100	10,973
Insurance Australia Group Ltd.	1,400	6,127
Intact Financial Corp.	200	14,603
Legal & General Group plc	3,000	8,865
Marsh & McLennan Cos., Inc.	700	47,614
Medibank Pvt Ltd.	1,800	3,686
MS&AD Insurance Group Holdings, Inc.	300	10,083
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	180	33,771
Progressive Corp. (The)	900	33,696
Prudential plc	1,200	23,127
Sampo OYJ, Class A	600	27,786
SCOR SE	400	13,539
Sun Life Financial, Inc.	600	23,682
Suncorp Group Ltd.	1,000	9,882
Swiss Re AG	400	37,229
T&D Holdings, Inc.	900	13,419
Tokio Marine Holdings, Inc.	500	20,950
Travelers Cos., Inc. (The)	300	35,334
Zurich Insurance Group AG*	50	14,325

		644,569

Total Financials		1,978,420

Health Care (12.9%)
Biotechnology (2.0%)
AbbVie, Inc.	400	24,444
Actelion Ltd. (Registered)*	100	25,971
Amgen, Inc.	300	47,004
Biogen, Inc.*	100	27,724
Celgene Corp.*	400	46,460
CSL Ltd.	200	17,034
Gilead Sciences, Inc.	700	50,715

		239,352

Health Care Equipment & Supplies (3.2%)
Baxter International, Inc.	500	23,955
Becton Dickinson and Co.	200	35,458
Boston Scientific Corp.*	700	16,842
Coloplast A/S, Class B	200	14,308
CR Bard, Inc.	100	23,733
Danaher Corp.	500	41,960
Edwards Lifesciences Corp.*	200	19,248

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Essilor International SA	200	$23,404
Hoya Corp.	400	17,437
Medtronic plc	1,000	76,020
Smith & Nephew plc	1,000	14,882
Stryker Corp.	500	61,765
Sysmex Corp.	200	11,974

		380,986

Health Care Providers & Services (1.9%)
Cardinal Health, Inc.	400	29,984
Fresenius Medical Care AG & Co. KGaA	200	16,255
Fresenius SE & Co. KGaA	600	47,237
Henry Schein, Inc.*	100	15,986
Laboratory Corp. of America Holdings*	100	13,421
Ramsay Health Care Ltd.	100	5,066
Sonic Healthcare Ltd.	600	9,474
UnitedHealth Group, Inc.	600	97,260

		234,683

Life Sciences Tools & Services (0.3%)
Thermo Fisher Scientific, Inc.	100	15,239
Waters Corp.*	100	14,165

		29,404

Pharmaceuticals (5.5%)
Astellas Pharma, Inc.	1,400	18,766
AstraZeneca plc	200	10,552
Bayer AG (Registered)	400	44,173
Bristol-Myers Squibb Co.	200	9,832
Eli Lilly & Co.	900	69,327
GlaxoSmithKline plc	400	7,689
Johnson & Johnson	1,100	124,575
Merck & Co., Inc.	1,700	105,383
Novartis AG (Registered)	400	29,286
Novo Nordisk A/S, Class B	800	28,732
Otsuka Holdings Co. Ltd.	500	23,023
Pfizer, Inc.	2,900	92,017
Roche Holding AG	240	56,511
Sanofi	200	16,082
Shionogi & Co. Ltd.	200	9,609
Zoetis, Inc.	400	21,976

		667,533

Total Health Care		1,551,958

Industrials (15.7%)
Aerospace & Defense (3.8%)
Airbus SE	400	27,100
BAE Systems plc	2,000	14,643
Boeing Co. (The)	400	65,368
General Dynamics Corp.	400	72,432
Lockheed Martin Corp.	300	75,399
Northrop Grumman Corp.	200	45,816
Raytheon Co.	400	57,664
Rockwell Collins, Inc.	200	18,152
Rolls-Royce Holdings plc*	800	6,718
Safran SA	200	13,537
Singapore Technologies Engineering Ltd.	2,000	4,683
Thales SA	100	9,368
United Technologies Corp.	400	43,868

		454,748

Air Freight & Logistics (1.0%)
Deutsche Post AG (Registered)	1,200	40,099
United Parcel Service, Inc., Class B	700	76,391

		116,490

Building Products (0.9%)
Assa Abloy AB, Class B	1,200	22,718
Daikin Industries Ltd.	200	19,883
Geberit AG (Registered)	50	21,303
Johnson Controls International plc	1,000	43,980

		107,884

Commercial Services & Supplies (1.2%)
Brambles Ltd.	1,300	10,264
Cintas Corp.	100	11,611
Republic Services, Inc.	400	22,952
Secom Co. Ltd.	300	21,697
Waste Connections, Inc.	300	24,090
Waste Management, Inc.	800	55,600

		146,214

Construction & Engineering (0.3%)
Ferrovial SA	600	10,849
Taisei Corp.	1,000	7,103
Vinci SA	200	14,012

		31,964

Electrical Equipment (0.6%)
Emerson Electric Co.	300	17,598
Legrand SA	300	17,416
Mitsubishi Electric Corp.	1,000	15,247
Nidec Corp.	100	9,397
Rockwell Automation, Inc.	100	14,799

		74,457

Industrial Conglomerates (2.1%)
3M Co.	400	69,928
General Electric Co.	600	17,820
Honeywell International, Inc.	700	82,824
Keihan Holdings Co. Ltd.	2,000	13,338
Roper Technologies, Inc.	100	19,185
Siemens AG (Registered)	400	50,197

		253,292

Machinery (1.5%)
Atlas Copco AB, Class A	700	22,431
Cummins, Inc.	100	14,701
Deere & Co.	100	10,705
FANUC Corp.	100	19,631
Fortive Corp.	400	22,124
Illinois Tool Works, Inc.	400	50,880
Kone OYJ, Class B	300	13,569
Kubota Corp.	1,000	15,942
Schindler Holding AG	70	13,299

		183,282

Marine (0.1%)
Kuehne + Nagel International AG (Registered)	100	13,622

Professional Services (0.9%)
Equifax, Inc.	200	23,456
Experian plc	400	7,694
Intertek Group plc	200	8,534
Recruit Holdings Co. Ltd.	270	11,825
SGS SA (Registered)	7	14,799
Verisk Analytics, Inc.*	300	24,792
Wolters Kluwer NV	600	22,899

		113,999

Road & Rail (2.4%)
Canadian National Railway Co.	1,000	69,502
Canadian Pacific Railway Ltd.	100	15,125
Central Japan Railway Co.	100	16,181
ComfortDelGro Corp. Ltd.	3,000	5,130
DSV A/S	300	14,564
East Japan Railway Co.	300	27,181
Hankyu Hanshin Holdings, Inc.	400	13,568
Keio Corp.	1,000	8,219
Kintetsu Group Holdings Co. Ltd.	3,000	11,531
MTR Corp. Ltd.	1,500	7,656

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Nagoya Railroad Co. Ltd.	1,000	$4,924
Odakyu Electric Railway Co. Ltd.	500	9,906
Tobu Railway Co. Ltd.	3,000	15,225
Union Pacific Corp.	500	53,290
West Japan Railway Co.	300	19,555

		291,557

Trading Companies & Distributors (0.8%)
Ashtead Group plc	600	12,122
Bunzl plc	600	15,768
Fastenal Co.	200	9,936
ITOCHU Corp.	1,500	20,671
Marubeni Corp.	1,000	6,090
Wolseley plc	100	6,173
WW Grainger, Inc.	100	25,257

		96,017

Transportation Infrastructure (0.1%)
Aena SA§	90	13,053

Total Industrials		1,896,579

Information Technology (10.1%)
Communications Equipment (0.4%)
Cisco Systems, Inc.	1,100	33,792
Motorola Solutions, Inc.	200	16,142

		49,934

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	400	26,996
Kyocera Corp.	400	20,845
Murata Manufacturing Co. Ltd.	100	13,511

		61,352

Internet Software & Services (0.3%)
Alphabet, Inc., Class A*	50	41,009

IT Services (4.5%)
Accenture plc, Class A	400	45,548
Amadeus IT Group SA	400	18,457
Atos SE	100	10,632
Automatic Data Processing, Inc.	700	70,693
Cognizant Technology Solutions Corp., Class A*	500	26,295
Fidelity National Information Services, Inc.	300	23,826
Fiserv, Inc.*	400	42,972
International Business Machines Corp.	500	87,260
Mastercard, Inc., Class A	600	63,798
Nomura Research Institute Ltd.	330	11,282
Paychex, Inc.	600	36,174
Visa, Inc., Class A	1,300	107,523

		544,460

Semiconductors & Semiconductor Equipment (1.2%)
Analog Devices, Inc.	200	14,988
Lam Research Corp.	100	11,486
QUALCOMM, Inc.	400	21,372
Skyworks Solutions, Inc.	200	18,348
Texas Instruments, Inc.	700	52,878
Tokyo Electron Ltd.	100	10,371
Xilinx, Inc.	200	11,640

		141,083

Software (2.4%)
Adobe Systems, Inc.*	200	22,676
Check Point Software Technologies Ltd.*	100	9,877
Electronic Arts, Inc.*	300	25,029
Intuit, Inc.	300	35,574
Microsoft Corp.	1,200	77,580
Oracle Corp.	1,300	52,143
SAP SE	600	54,815
Synopsys, Inc.*	200	12,578

		290,272

Technology Hardware, Storage & Peripherals (0.8%)
Apple, Inc.	700	84,945
FUJIFILM Holdings Corp.	300	11,624

		96,569

Total Information Technology		1,224,679

Materials (3.9%)
Chemicals (3.5%)
Air Liquide SA	400	43,180
BASF SE	100	9,621
Celanese Corp.	100	8,440
Dow Chemical Co. (The)	300	17,889
Ecolab, Inc.	400	48,052
EI du Pont de Nemours & Co.	100	7,550
Givaudan SA (Registered)	12	21,573
International Flavors & Fragrances, Inc.	100	11,721
Linde AG	120	19,489
LyondellBasell Industries NV, Class A	300	27,981
Monsanto Co.	300	32,493
Novozymes A/S, Class B	400	15,580
PPG Industries, Inc.	200	20,002
Praxair, Inc.	400	47,376
Sherwin-Williams Co. (The)	100	30,381
Shin-Etsu Chemical Co. Ltd.	300	25,898
Sika AG	3	15,719
Symrise AG	200	12,015
Toray Industries, Inc.	1,000	8,658

		423,618

Construction Materials (0.1%)
James Hardie Industries plc (CDI)	400	6,273
Vulcan Materials Co.	100	12,833

		19,106

Containers & Packaging (0.3%)
Amcor Ltd.	1,500	16,268
Ball Corp.	200	15,252

		31,520

Total Materials		474,244

Real Estate (2.0%)
Equity Real Estate Investment Trusts (REITs) (1.9%)
American Tower Corp.	300	31,050
AvalonBay Communities, Inc.	100	17,331
Dexus Property Group	1,200	8,173
Goodman Group	3,500	18,368
GPT Group (The)	3,000	10,648
Mirvac Group	4,100	6,312
Public Storage	100	21,500
Simon Property Group, Inc.	300	55,131
Stockland	4,500	14,846
Unibail-Rodamco SE	100	22,988
Vicinity Centres	4,100	8,893
Vornado Realty Trust	100	10,631

		225,871

Real Estate Management & Development (0.1%)
Daito Trust Construction Co. Ltd.	100	13,984

Total Real Estate		239,855

Telecommunication Services (2.8%)
Diversified Telecommunication Services (2.4%)
AT&T, Inc.	2,600	109,616

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
BT Group plc	3,000	$11,467
Deutsche Telekom AG (Registered)	1,800	31,401
Nippon Telegraph & Telephone Corp.	600	26,458
Singapore Telecommunications Ltd.	10,000	27,459
Swisscom AG (Registered)	30	13,188
Telia Co. AB	3,000	12,165
Telstra Corp. Ltd.	6,300	23,890
Verizon Communications, Inc.	600	29,406

		285,050

Wireless Telecommunication Services (0.4%)
KDDI Corp.	800	21,468
NTT DOCOMO, Inc.	1,200	28,765

		50,233

Total Telecommunication Services		335,283

Utilities (5.3%)
Electric Utilities (3.0%)
American Electric Power Co., Inc.	600	38,436
CLP Holdings Ltd.	2,000	19,552
Duke Energy Corp.	400	31,416
Enel SpA	3,000	12,513
Eversource Energy	300	16,596
Fortis, Inc.	500	16,077
NextEra Energy, Inc.	400	49,488
PG&E Corp.	200	12,378
PPL Corp.	800	27,872
Red Electrica Corp. SA	400	7,138
Southern Co. (The)	1,200	59,316
SSE plc	1,200	22,478
Terna Rete Elettrica Nazionale SpA	3,000	13,142
Xcel Energy, Inc.	800	33,056

		359,458

Gas Utilities (0.3%)
Hong Kong & China Gas Co. Ltd.	6,600	12,470
Osaka Gas Co. Ltd.	3,000	11,231
Tokyo Gas Co. Ltd.	3,000	13,280

		36,981

Multi-Utilities (1.8%)
AGL Energy Ltd.	600	10,284
CMS Energy Corp.	400	17,040
Consolidated Edison, Inc.	200	14,870
Dominion Resources, Inc.	900	68,652
DTE Energy Co.	300	29,592
National Grid plc	3,000	35,011
Sempra Energy	400	40,956

		216,405

Water Utilities (0.2%)
American Water Works Co., Inc.	300	22,032
Severn Trent plc	300	8,567

		30,599

Total Utilities		643,443

Total Common Stocks (98.8%) (Cost $11,116,057)		11,935,431

SHORT-TERM INVESTMENT:
Investment Company (0.9%)
JPMorgan Prime Money Market Fund, IM Shares	107,052	107,084

Total Short-Term Investment (0.9%) (Cost $107,084)		107,084

Total Investments (99.7%) (Cost $11,223,141)		12,042,515
Other Assets Less Liabilities (0.3%)		34,856

Net Assets (100%)		$12,077,371

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At January 31, 2017, the market value of these securities amounted to $22,445 or 0.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

CDI — Chess Depositary Interest

CVA — Dutch Certification

Country Diversification

As a Percentage of Total Net Assets

Australia	2.3%
Canada	5.7
Denmark	0.8
Finland	0.3
France	3.5
Germany	4.3
Hong Kong	0.6
Ireland	0.3
Israel	0.1
Italy	0.6
Japan	7.5
Netherlands	0.5
Singapore	0.7
Spain	0.7
Sweden	1.3
Switzerland	3.2
United Kingdom	4.8
United States	62.5
Cash and Other	0.3

100.0%

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$853,071	$418,574	$—	$1,271,645
Consumer Staples	1,363,723	706,096	—	2,069,819
Energy	182,700	66,806	—	249,506
Financials	1,379,548	598,872	—	1,978,420
Health Care	1,104,493	447,465	—	1,551,958
Industrials	1,155,245	741,334	—	1,896,579
Information Technology	1,073,142	151,537	—	1,224,679
Materials	279,970	194,274	—	474,244
Real Estate	135,643	104,212	—	239,855
Telecommunication Services	139,022	196,261	—	335,283
Utilities	477,777	165,666	—	643,443
Short-Term Investments
Investment Companies	107,084	—	—	107,084

Total Assets	$8,251,418	$3,791,097	$—	$12,042,515

Total Liabilities	$—	$—	$—	$—

Total	$8,251,418	$3,791,097	$—	$12,042,515

There were no transfers between Levels 1, 2 or 3 during the three months ended January 31, 2017.

As of January 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,121,827
Aggregate gross unrealized depreciation	(319,001)

Net unrealized appreciation	$802,826

Federal income tax cost of investments	$11,239,689

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS

January 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (23.8%)
ABFC Trust,
Series 2007-NC1 A2
1.071%, 5/25/37(l)§	$250,000	$197,187
ACE Securities Corp. Home Equity Loan Trust,
Series 2005-HE6 M1
1.241%, 10/25/35(l)	200,000	187,180
American Airlines Pass-Through Trust,
Series 2011-1 A
5.250%, 1/31/21	110,104	116,842
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-R9 M2
1.746%, 10/25/34(l)	139,090	139,353
AMMC CLO 17 Ltd.,
Series 2015-17A A1
2.502%, 11/15/27(l)§	90,000	90,715
BA Credit Card Trust,
Series 2014-A2 A
1.038%, 9/16/19(l)	90,000	90,035
Babson CLO Ltd.,
Series 2014-3A AR
2.299%, 1/15/26(b)(l)§	90,000	90,000
Bear Stearns Asset-Backed Securities I Trust,
Series 2007-HE2 2A2
0.881%, 2/25/37(l)	238,721	231,446
BlueMountain CLO Ltd.,
Series 2015-1A A1R
2.352%, 4/13/27(l)§	90,000	89,999
Brazos Higher Education Authority, Inc.,
Series 2011-1 A2
1.725%, 2/25/30(l)	50,221	50,084
Cedar Funding V CLO Ltd.,
Series 2016-5A A1
2.633%, 7/17/28(l)§	90,000	90,448
Chase Funding Trust,
Series 2002-3 2A1
1.411%, 8/25/32(l)	4,137	3,883
Citibank Credit Card Issuance Trust,
Series 2008-A7 A7
2.152%, 5/20/20(l)	115,000	116,760
Citigroup Mortgage Loan Trust,
Series 2005-OPT3 M2
1.446%, 5/25/35(l)	83,380	83,370
Series 2006-HE2 A2C
0.921%, 8/25/36(l)	44,064	43,833
Series 2007-AHL1 A2B
0.911%, 12/25/36(l)	204,555	192,775
Series 2007-AMC1 A1
0.931%, 12/25/36(l)§	199,588	115,914
Series 2007-FS1 1A1
4.622%, 10/25/37(e)§	262,231	245,690
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-AMC3 A1
1.031%, 3/25/37(l)§	161,756	126,531
Continental Airlines Pass-Through Trust,
Series 1998-1 A
6.648%, 9/15/17	68,996	69,299
Countrywide Asset-Backed Certificates,
Series 2002-3 1A1
1.511%, 5/25/32(l)	8,197	7,721
Series 2006-26 1A
0.911%, 6/25/37(l)	160,828	134,907
Series 2007-2 1A
0.911%, 8/25/37(l)	312,839	240,529
Series 2007-9 1A
0.971%, 6/25/47(l)	391,628	279,469
CWABS Asset-Backed Certificates Trust,
Series 2004-15 MV4
2.031%, 4/25/35(l)	180,000	179,225
Series 2005-3 MV5
1.426%, 8/25/35(l)	200,000	197,079
Series 2006-14 2A2
0.921%, 2/25/37(l)	148,369	146,703
Series 2006-18 2A2
0.931%, 3/25/37(l)	248,723	241,072
Delta Airlines Pass-Through Trust,
Series 2002-1 G-1
6.718%, 1/2/23	100,187	112,710
Dryden 41 Senior Loan Fund,
Series 2015-41A A
2.522%, 1/15/28(l)§	90,000	90,457
Education Loan Asset-Backed Trust I,
Series 2013-1 A1
1.571%, 6/25/26(l)§	117,069	117,173
Finn Square CLO Ltd.,
Series 2012-1A A1R
2.207%, 12/24/23(l)§	200,000	200,001
First Franklin Mortgage Loan Trust,
Series 2005-FF10 A5
1.131%, 11/25/35(l)	500,000	421,364
Series 2005-FF5 M2
1.506%, 5/25/35(l)	112,474	111,983
Series 2006-FF10 A4
0.921%, 7/25/36(l)	188,885	186,702
First NLC Trust,
Series 2007-1 A3
0.951%, 8/25/37(l)§	217,971	125,087
Greenpoint Manufactured Housing,
Series 2000-1 A4
8.140%, 3/20/30(l)	149,313	157,827
GSAMP Trust,
Series 2006-FM3 A2C
0.971%, 11/25/36(l)	293,844	169,984
Home Equity Asset Trust,
Series 2005-3 M5
1.461%, 8/25/35(l)	200,000	164,649
Honda Auto Receivables Owner Trust,
Series 2015-4 A3
1.230%, 9/23/19	90,000	89,778

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
HSI Asset Securitization Corp. Trust,
Series 2006-HE1 2A1
0.821%, 10/25/36(l)	$35,003	$16,919
JPMorgan Mortgage Acquisition Corp.,
Series 2006-FRE2 M1
1.111%, 2/25/36(l)	200,000	170,045
JPMorgan Mortgage Acquisition Trust,
Series 2006-WMC2 A1
0.906%, 7/25/36(l)	156,370	118,604
Series 2007-CH1 AV5
0.996%, 11/25/36(l)	129,879	129,297
Series 2007-CH4 A4
0.931%, 1/25/36(l)	580,620	558,016
Limerock CLO III LLC,
Series 2014-3A A1R
0.000%, 10/20/26(b)§	90,000	90,000
Long Beach Mortgage Loan Trust,
Series 2005-1 M2
1.566%, 2/25/35(l)	84,670	84,189
Series 2005-2 M4
1.701%, 4/25/35(l)	147,321	146,865
Series 2005-3 1A
1.031%, 8/25/45(l)	206,457	178,450
Series 2006-10 2A2
0.881%, 11/25/36(l)	477,892	214,009
MASTR Asset-Backed Securities Trust,
Series 2006-AB1 A2
1.001%, 2/25/36(l)	17,398	17,397
Series 2006-HE1 A4
1.061%, 1/25/36(l)	279,466	277,257
Mastr Specialized Loan Trust,
Series 2007-1 A
1.141%, 1/25/37(l)§	382,177	217,291
Mill Creek II CLO Ltd.,
Series 2016-1A
2.780%, 4/20/28(l)§	90,000	90,712
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2007-HE3 A2A
0.831%, 12/25/36(l)	605,472	374,685
Series 2007-NC2 A1
0.901%, 2/25/37(l)§	188,287	136,499
Morgan Stanley Home Equity Loan Trust,
Series 2006-3 A4
1.031%, 4/25/36(l)	416,961	308,664
Series 2007-1 A3
0.911%, 12/25/36(l)	311,035	175,674
Navient Student Loan Trust,
Series 2014-1 A3
1.281%, 6/25/31(l)	170,000	164,841
Series 2014-2 A
1.411%, 3/25/83(l)	141,437	137,333
Series 2014-3 A
1.391%, 3/25/83(l)	182,069	177,047
Series 2014-4 A
1.391%, 3/25/83(l)	216,388	211,828
Series 2015-2 A3
1.341%, 11/26/40(l)	115,000	114,083
Series 2016-2 A3
2.271%, 6/25/65(l)§	215,000	220,160
Nelnet Student Loan Trust,
Series 2005-4 B
1.276%, 9/22/35(l)	125,126	104,497
Series 2006-2 B
1.238%, 1/25/38(l)	99,673	79,593
Series 2007-1 A3
1.000%, 5/27/25(l)	180,000	170,663
Series 2014-2A A3
1.621%, 7/27/37(l)§	200,000	187,975
Series 2014-4A A2
1.721%, 11/25/48(l)§	85,000	79,751
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2006-HE2 A4
1.041%, 3/25/36(l)	205,000	183,225
NovaStar Mortgage Funding Trust,
Series 2005-2 M1
1.416%, 10/25/35(l)	80,137	80,277
OCP CLO Ltd.,
Series 2014-6A A1A
2.473%, 7/17/26(l)§	200,000	200,399
Option One Mortgage Loan Trust,
Series 2005-1 A4
1.571%, 2/25/35(l)	104,046	105,396
RAMP Trust,
Series 2006-RZ3 A2
0.931%, 8/25/36(l)	23,540	23,546
Series 2007-RS2 A3
1.141%, 5/25/37(l)	180,521	127,078
RASC Trust,
Series 2005-KS10 M1
1.181%, 11/25/35(l)	144,561	144,291
Series 2005-KS7 M3
1.251%, 8/25/35(l)	140,693	140,417
Series 2006-KS9 AI3
0.931%, 11/25/36(l)	292,558	266,879
Saratoga Investment Corp. CLO Ltd.,
Series 2013-1A A1R
2.267%, 10/20/25(l)§	250,000	249,999
SG Mortgage Securities Trust,
Series 2007-NC1 A2
1.011%, 12/25/36(l)§	254,298	155,045

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
SLM Student Loan Trust,
Series 2004-10 A6B
1.588%, 4/27/26(l)§	$136,692	$135,602
Series 2004-2 B
1.508%, 7/25/39(l)	115,286	100,726
Series 2004-8 B
1.498%, 1/25/40(l)	35,108	31,634
Series 2005-4 A3
1.158%, 1/25/27(l)	170,849	169,464
Series 2006-9 A5
1.138%, 1/26/26(l)	130,719	129,559
Series 2007-6 B
1.888%, 4/27/43(l)	151,019	131,506
Series 2007-8 B
2.038%, 4/27/43(l)	132,134	114,620
Series 2008-2 B
2.238%, 1/25/83(l)	160,000	149,804
Series 2008-3 B
2.238%, 4/26/83(l)	65,000	60,065
Series 2008-4 B
2.888%, 4/25/29(l)	120,000	114,039
Series 2008-7 B
2.888%, 7/26/83(l)	65,000	64,655
Series 2008-9 B
3.288%, 10/25/83(l)	70,000	70,720
Series 2012-7 B
2.571%, 9/25/43(l)	100,000	93,253
Series 2013-4 A
1.321%, 6/25/27(l)	147,748	144,429
Series 2013-6 A2
1.271%, 2/25/21(l)	52,242	52,268
Soundview Home Loan Trust,
Series 2007-OPT1 2A1
0.851%, 6/25/37(l)	240,534	162,180
SpringCastle America Funding LLC,
Series 2016-AA A
3.050%, 4/25/29§	183,528	184,446
Structured Asset Investment Loan Trust,
Series 2006-1 A3
0.971%, 1/25/36(l)	200,361	198,804
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2005-WF4 M6
1.441%, 11/25/35(l)	500,000	406,098
Series 2006-GEL4 A3
1.071%, 10/25/36(l)§	200,000	191,494
Telos CLO Ltd.,
Series 2016-7A A
2.673%, 4/17/25(l)§	215,604	215,738
THL Credit Wind River CLO Ltd.,
Series 2014-2A A2
2.473%, 7/15/26(l)§	250,000	249,691
Toyota Auto Receivables,
Series 2016-C A2A
1.000%, 1/15/19	90,000	89,879
Toyota Auto Receivables Owner Trust,
Series 2014-B A3
0.760%, 3/15/18	17,748	17,739
Series 2016-B A2A
1.020%, 10/15/18	83,367	83,294
UAL Pass-Through Trust,
Series 2009-2A
9.750%, 1/15/17	46,771	46,801
USAA Auto Owner Trust,
Series 2016-1 A2
1.070%, 3/15/19	90,000	89,896
Venture XVIII CLO Ltd.,
Series 2014-18A A
2.473%, 10/15/26(l)§	250,000	250,004
Vermont Student Assistance Corp.,
Series 2012-1 A
1.476%, 7/28/34(l)	49,335	48,446
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2007-2 A3
1.001%, 4/25/37(l)	169,133	152,204
WhiteHorse VI Ltd.,
Series 2012-1A A1R
2.078%, 2/3/25(l)§	200,000	200,000

Total Asset-Backed Securities		16,523,718

Collateralized Mortgage Obligations (12.0%)
Alternative Loan Trust,
Series 2005-76 1A1
2.076%, 1/25/36(l)	144,211	132,063
Series 2006-HY12 A5
2.966%, 8/25/36(l)	128,146	121,039
Series 2006-OA19 A1
0.957%, 2/20/47(l)	359,677	249,586
Bear Stearns ALT-A Trust,
Series 2004-9 3A1
3.131%, 9/25/34(l)	133,975	131,082
Series 2005-10 22A1
3.274%, 1/25/36(l)	309,427	269,236
Series 2005-2 2A4
3.164%, 4/25/35(l)	129,574	121,996
CHL Mortgage Pass-Through Trust,
Series 2005-3 1A2
1.061%, 4/25/35(l)	144,025	127,201
CIM Trust,
Series 15-4AG A1
2.771%, 10/25/57(l)§	133,656	133,163
Citigroup Mortgage Loan Trust,
Series 2015-2 1A1
0.956%, 6/25/47(l)§	150,251	146,181
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-2 2A1
1.071%, 9/25/47(l)	164,827	132,471
DSLA Mortgage Loan Trust,
Series 2006-AR2 2A1A
0.969%, 10/19/36(l)	169,798	144,345
FHLMC,
Series KF02 A2
1.321%, 7/25/20(l)	81,775	81,927
Series KF02 A3
1.401%, 7/25/20(l)	199,450	199,952
Series KF08 A
1.071%, 1/25/22(l)	153,256	152,555
First Horizon Alternative Mortgage Securities Trust,
Series 2006-AA7 A1
3.030%, 1/25/37(l)	167,605	142,402

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR4 2A1
2.897%, 10/25/35(l)	$159,683	$140,090
GSR Mortgage Loan Trust,
Series 2005-AR7 6A1
3.160%, 11/25/35(l)	117,490	112,988
Impac CMB Trust,
Series 2005-1 1A1
1.291%, 4/25/35(l)	92,953	85,387
Impac Secured Assets Trust,
Series 2007-2 1A1A
0.881%, 5/25/37(l)	202,490	146,004
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR6 6A1
3.497%, 10/25/34(l)	89,697	89,286
Series 2006-AR4 A1A
0.981%, 5/25/46(l)	232,024	202,976
Series 2007-AR15 2A1
3.976%, 8/25/37(l)	268,490	208,428
Lehman XS Trust,
Series 2005-5N 3A1A
1.071%, 11/25/35(l)	156,361	139,507
Series 2007-4N 1A2A
0.931%, 3/25/47(l)	322,278	273,151
Merrill Lynch Mortgage Investors Trust,
Series 2004-HB1 A3
2.811%, 4/25/29(l)	142,543	142,728
Series 2005-A9 2A1E
3.088%, 12/25/35(l)	126,994	119,577
Series 2006-2 2A
2.722%, 5/25/36(l)	121,393	119,844
RALI Trust,
Series 2006-QA10 A2
0.951%, 12/25/36(l)	193,716	161,934
Series 2006-QA2 1A1
1.021%, 2/25/36(l)	236,383	178,293
Series 2006-QA5 1A1
0.951%, 7/25/36(l)	240,866	164,733
Residential Asset Securitization Trust,
Series 2005-A10 A4
5.500%, 9/25/35	121,687	107,256
Sequoia Mortgage Trust,
Series 2004-12 A1
1.317%, 1/20/35(l)	132,013	123,279
Series 2004-6 A1
2.734%, 7/20/34(l)	136,840	135,808
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-20 1A1
3.228%, 1/25/35(l)	171,872	161,345
Series 2004-8 3A
3.221%, 7/25/34(l)	158,059	157,370
Series 2005-12 3A1
3.207%, 6/25/35(l)	124,103	114,268
Series 2005-15 1A1
3.264%, 7/25/35(l)	159,333	133,016
Series 2005-16XS A1
1.111%, 8/25/35(l)	122,152	117,059
Series 2005-17 5A1
3.654%, 8/25/35(l)	147,702	129,193
Structured Asset Mortgage Investments II Trust,
Series 2006-AR6 1A3
0.961%, 7/25/46(l)	466,716	344,758
Series 2006-AR7 A10
0.971%, 8/25/36(l)	156,268	140,435
Wachovia Mortgage Loan Trust,
Series 2006-AMN1 A3
1.011%, 8/25/36(l)	216,350	135,633
WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-AR11 A1A
1.091%, 8/25/45(l)	143,830	138,596
Series 2005-AR13 A1A1
1.061%, 10/25/45(l)	226,227	216,532
Series 2005-AR8 2A1A
1.061%, 7/25/45(l)	143,234	137,015
Series 2006-AR3 A1A
1.596%, 2/25/46(l)	175,417	162,174
Series 2007-HY3 1A1
2.493%, 3/25/37(l)	163,246	143,577
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
Series 2007-OA1 2A
1.316%, 12/25/46(l)	275,485	203,636
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-DD 1A1
3.110%, 1/25/35(l)	151,137	153,744
Series 2004-I 1A1
3.135%, 7/25/34(l)	47,061	48,602
Series 2006-AR10 5A6
3.080%, 7/25/36(l)	235,934	239,454
Series 2006-AR12 1A1
3.235%, 9/25/36(l)	121,371	114,107
Series 2006-AR4 1A1
3.199%, 4/25/36(l)	121,281	115,533
Series 2006-AR8 2A3
3.084%, 4/25/36(l)	170,880	167,066
Series 2006-AR8 3A2
3.164%, 4/25/36(l)	124,224	120,834

Total Collateralized Mortgage Obligations		8,330,415

Commercial Mortgage-Backed Securities (7.1%)
Aventura Mall Trust,
Series 2013-AVM A
3.743%, 12/5/32(l)§	90,000	94,797
Banc of America Commercial Mortgage Trust,
Series 2006-3 A4
5.889%, 7/10/44(l)	3,133	3,138
Bayview Commercial Asset Trust,
Series 2004-3 A1
1.141%, 1/25/35(l)§	145,885	133,808
Bear Stearns Commercial Mortgage Securities Trust,
Series 2004-PWR4 X
0.103%, 6/11/41 IO(b)(l)§	6,451,379	7,651
COMM Mortgage Trust,
Series 2013-CR6 A2
2.122%, 3/10/46	200,000	201,197
Commercial Mortgage Trust,
Series 2007-GG9 AM
5.475%, 3/10/39	15,215	15,217

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Credit Suisse Mortgage Capital Certificates,
Series 2010-RR1 2A
5.695%, 9/15/40(l)§	$92,471	$93,024
DBUBS Mortgage Trust,
Series 2011-LC3A XA
0.437%, 8/10/44 IO(l)§	2,413,034	28,413
FHLMC,
Series K005 AX
1.358%, 11/25/19 IO(l)	1,064,710	36,163
Series K007 X1
1.123%, 4/25/20 IO(l)	803,618	21,536
Series K719 X1
0.457%, 6/25/22 IO(l)	1,577,613	23,805
Series KC01 X1
0.714%, 12/25/22 IO(l)	1,549,019	44,320
Series KS01 X1
1.375%, 1/25/23 IO(l)	520,452	29,528
Series KS07 X
0.653%, 9/25/25 IO(l)	1,500,000	69,255
FNMA,
Series 2009-M2 X
1.642%, 1/25/19 IO(l)	929,066	18,467
Series 2010-M3 A3
4.332%, 3/25/20(l)	197,559	207,366
Series 2010-M4 X
0.742%, 6/25/20 IO(l)	2,847,542	63,319
Series 2010-M5 X
0.898%, 7/25/20 IO(l)	390,479	11,394
Series 2011-M5 X
1.153%, 7/25/21 IO(l)	1,176,107	51,097
Series 2012-M17 X2
0.449%, 11/25/22 IO(l)	2,427,970	46,518
Series 2013-M14 FA
1.121%, 8/25/18(l)	134,431	134,569
Series 2013-M4 ASQ2
1.451%, 2/25/18	124,369	124,324
Series 2014-M12 FA
0.883%, 10/25/21(l)	57,874	57,357
Series 2014-M6 X2
0.249%, 5/25/21 IO(l)	5,399,543	47,258
Series 2015-M3 FA
0.775%, 6/25/18(l)	179,781	179,718
Series 2015-M4 FA
0.982%, 9/25/18(l)	169,552	169,242
Series 2016-M13 FA
1.225%, 11/25/23(l)	174,923	175,027
FREMF Mortgage Trust,
Series 2013-K713 X2A
0.100%, 4/25/46 IO(b)§	14,516,932	34,687
GE Business Loan Trust,
Series 2005-1A A3
1.018%, 6/15/33(l)§	100,779	92,840
Series 2007-1A A
0.938%, 4/16/35(l)§	118,371	114,159
GE Commercial Mortgage Corp. Trust,
Series 2007-C1 A4
5.543%, 12/10/49	9,992	10,006
GNMA,
Series 2012-112 IO
0.311%, 2/16/53 IO(l)	1,136,942	32,094
Series 2014-125 IO
0.978%, 11/16/54 IO(l)	723,623	51,826
GS Mortgage Securities Trust,
Series 2010-C1 X
1.425%, 8/10/43 IO(b)(l)§	501,206	20,486
Series 2012-GC6 XA
1.964%, 1/10/45 IO(l)§	782,568	61,026
Series 2013-GC13 A2
2.812%, 7/10/46	200,000	201,761
Series 2013-GC13 XA
0.209%, 7/10/46 IO(l)	4,736,231	27,972
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C12 XA
0.703%, 7/15/45 IO(l)	2,188,681	54,301
Series 2013-C14 XA
0.900%, 8/15/46 IO(l)	2,450,136	64,478
Series 2013-C15 XA
1.345%, 11/15/45 IO(l)	1,016,549	49,221
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2010-C1 XA
1.374%, 6/15/43 IO(b)(l)§	1,409,658	36,969
Series 2010-C2 A2
3.616%, 11/15/43§	349,667	354,557
Series 2010-CNTR A1
3.300%, 8/5/32§	76,360	77,204
Series 2011-C3 A3
4.388%, 2/15/46§	150,991	155,301
Series 2011-C3 XA
1.035%, 2/15/46 IO(b)(l)§	427,647	11,191
Series 2012-C6 XA
1.630%, 5/15/45 IO(l)	651,472	41,614
Series 2012-C8 XA
2.003%, 10/15/45 IO(l)	768,680	51,048
Series 2012-CBX XA
1.659%, 6/15/45 IO(l)	665,119	37,808
Series 2013-C13 XA
0.541%, 1/15/46 IO(l)	3,232,658	35,958
LB-UBS Commercial Mortgage Trust,
Series 2007-C6 A4
5.858%, 7/15/40(l)	92,981	93,670
Lehman Brothers Small Balance Commercial Mortgage Trust,
Series 2005-2A 1A
1.021%, 9/25/30(l)§	67,786	64,703
Merrill Lynch Mortgage Trust,
Series 2007-C1 A1A
5.827%, 6/12/50(l)	126,990	127,844
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C12 XA
0.923%, 10/15/46 IO(l)	874,792	29,053
Series 2013-C7 A4
2.918%, 2/15/46	45,000	45,467
Series 2013-C7 XA
1.520%, 2/15/46 IO(l)	908,289	53,412
Morgan Stanley Capital I Trust,
Series 2007-IQ14 A1A
5.665%, 4/15/49(l)	164,370	165,120
Series 2007-IQ14 A4
5.692%, 4/15/49(l)	92,712	92,757
OBP Depositor LLC Trust,
Series 2010-OBP A
4.646%, 7/15/45§	30,000	32,129

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE XA
0.453%, 1/5/43 IO(b)(l)§	$525,000	$29,173
VNDO Mortgage Trust,
Series 2012-6AVE A
2.996%, 11/15/30§	62,000	62,845
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C32 A3
5.716%, 6/15/49(l)	145,113	145,828
Series 2007-C33 A4
5.965%, 2/15/51(l)	103,017	103,559
WFRBS Commercial Mortgage Trust,
Series 2011-C3 A3
3.998%, 3/15/44§	172,110	176,583
Series 2014-C23 XA
0.689%, 10/15/57 IO(l)	926,131	32,390

Total Commercial Mortgage-Backed Securities		4,958,548

Corporate Bonds (21.4%)
Consumer Discretionary (1.0%)
Hotels, Restaurants & Leisure (0.1%)
Churchill Downs, Inc.
5.375%, 12/15/21	35,000	36,181
GLP Capital LP
5.375%, 4/15/26	35,000	36,531

		72,712

Media (0.9%)
21st Century Fox America, Inc.
8.875%, 4/26/23	80,000	104,283
Altice Financing SA
7.500%, 5/15/26§	200,000	211,260
Cable One, Inc.
5.750%, 6/15/22§	35,000	36,575
Cequel Communications Holdings I LLC
6.375%, 9/15/20§	18,000	18,540
Charter Communications Operating LLC
6.484%, 10/23/45	90,000	102,015
DISH DBS Corp.
5.875%, 7/15/22	17,000	17,629
LIN Television Corp.
5.875%, 11/15/22	50,000	51,000
Nexstar Broadcasting, Inc.
6.125%, 2/15/22§	35,000	36,313
Sirius XM Radio, Inc.
5.750%, 8/1/21§	35,000	36,400

		614,015

Total Consumer Discretionary		686,727

Consumer Staples (0.7%)
Beverages (0.3%)
Anheuser-Busch InBev Finance, Inc.
3.650%, 2/1/26	31,000	31,084
4.900%, 2/1/46	57,000	61,022
Constellation Brands, Inc.
6.000%, 5/1/22	53,000	60,459
DS Services of America, Inc.
10.000%, 9/1/21§	35,000	38,195

		190,760

Food & Staples Retailing (0.3%)
CVS Health Corp.
4.875%, 7/20/35	70,000	75,157
Walgreens Boots Alliance, Inc.
3.800%, 11/18/24	110,000	110,897
4.800%, 11/18/44	30,000	30,493

		216,547

Food Products (0.1%)
Kraft Heinz Foods Co.
3.000%, 6/1/26	70,000	65,441
Lamb Weston Holdings, Inc.
4.625%, 11/1/24§	10,000	10,000
4.875%, 11/1/26§	18,000	18,024

		93,465

Personal Products (0.0%)
NBTY, Inc.
7.625%, 5/15/21§	18,000	18,900

Total Consumer Staples		519,672

Energy (1.4%)
Oil, Gas & Consumable Fuels (1.4%)
Boardwalk Pipelines LP
5.750%, 9/15/19	50,000	53,848
BP Capital Markets plc
3.062%, 3/17/22	70,000	70,797
Diamondback Energy, Inc.
5.375%, 5/31/25§	35,000	36,138
Enbridge Energy Partners LP
5.875%, 10/15/25	40,000	44,584
Energy Transfer Partners LP
3.903%, 11/1/66(l)	18,000	15,368
Gulfport Energy Corp.
6.375%, 5/15/25§	35,000	36,225
Petrobras Global Finance BV
8.375%, 5/23/21	300,000	334,065
Regency Energy Partners LP
5.000%, 10/1/22	150,000	161,753
Texas Eastern Transmission LP
2.800%, 10/15/22§	100,000	97,394
Williams Partners LP
3.600%, 3/15/22	90,000	91,219

Total Energy		941,391

Financials (9.9%)
Banks (7.2%)
Bank of America Corp.
5.650%, 5/1/18	150,000	156,799
3.300%, 1/11/23	600,000	601,107
3.875%, 8/1/25	300,000	303,864
Bank of America NA
5.300%, 3/15/17	100,000	100,482
Barclays Bank plc
7.625%, 11/21/22	200,000	219,760
CIT Group, Inc.
5.250%, 3/15/18	35,000	36,173
Citigroup, Inc.
6.125%, 11/21/17	90,000	93,232
1.800%, 2/5/18	100,000	100,102
Credit Suisse Group Funding Guernsey Ltd.
3.750%, 3/26/25	250,000	242,766

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2017 (Unaudited)

	Principal Amount		Value (Note 1)
Discover Bank
2.000%, 2/21/18		$75,000	$75,058
HBOS plc
6.750%, 5/21/18§		100,000	105,285
HSBC Holdings plc
6.000%, 9/29/23(l)(m)(y)	EUR	200,000	227,505
JPMorgan Chase & Co.
7.900%, 4/30/18(l)(y)		$200,000	206,800
2.550%, 10/29/20		105,000	105,366
2.411%, 3/1/21(l)		200,000	205,750
3.900%, 7/15/25		175,000	179,518
KBC Bank NV
8.000%, 1/25/23(l)(m)		200,000	210,750
Lloyds Banking Group plc
7.625%, 6/27/23(l)(m)(y)	GBP	200,000	266,092
Mitsubishi UFJ Financial Group, Inc.
2.190%, 9/13/21		$100,000	96,878
Mizuho Financial Group, Inc.
2.097%, 9/13/21(l)		100,000	100,503
Royal Bank of Scotland Group plc
1.875%, 3/31/17		90,000	89,442
7.500%, 8/10/20(l)(y)		100,000	97,000
Santander Holdings USA, Inc.
2.380%, 11/24/17(l)		200,000	201,561
Santander UK Group Holdings plc
2.875%, 10/16/20		85,000	84,988
Santander UK plc
2.500%, 3/14/19		200,000	201,664
Societe Generale SA
7.375%, 9/13/21(l)(y)§		200,000	200,380
Standard Chartered plc
2.041%, 8/19/19(l)§		200,000	200,515
Toronto-Dominion Bank (The)
2.009%, 4/7/21(l)		100,000	101,360
Wells Fargo & Co.
2.600%, 7/22/20		100,000	100,490
3.000%, 4/22/26		85,000	80,617

			4,991,807

Capital Markets (1.7%)
Deutsche Bank AG
4.250%, 10/14/21§		200,000	201,157
Goldman Sachs Group, Inc. (The)
3.850%, 7/8/24		245,000	249,033
3.500%, 1/23/25		100,000	98,756
Morgan Stanley
5.550%, 4/27/17		100,000	101,054
5.625%, 9/23/19		200,000	216,836
3.875%, 4/29/24		100,000	101,870
MSCI, Inc.
4.750%, 8/1/26§		18,000	17,865
UBS AG
7.250%, 2/22/22(l)(m)		200,000	200,500

			1,187,071

Consumer Finance (0.8%)
American Express Co.
7.000%, 3/19/18		150,000	158,717
Ford Motor Credit Co. LLC
2.145%, 1/9/18		100,000	100,534
3.157%, 8/4/20		200,000	201,694
General Motors Financial Co., Inc.
3.200%, 7/6/21		50,000	49,590

			510,535

Diversified Financial Services (0.2%)
Berkshire Hathaway, Inc.
3.125%, 3/15/26		100,000	99,027
Nielsen Co. Luxembourg SARL (The)
5.000%, 2/1/25(b)§		12,000	11,880
Shell International Finance BV
3.250%, 5/11/25		50,000	49,634

			160,541

Total Financials			6,849,954

Health Care (2.2%)
Biotechnology (0.6%)
AbbVie, Inc.
3.600%, 5/14/25		100,000	98,520
4.700%, 5/14/45		75,000	73,127
Amgen, Inc.
4.663%, 6/15/51		100,000	97,690
Biogen, Inc.
3.625%, 9/15/22		55,000	56,394
Celgene Corp.
5.000%, 8/15/45		50,000	51,929
Gilead Sciences, Inc.
4.500%, 2/1/45		50,000	49,831

			427,491

Health Care Equipment & Supplies (0.3%)
Boston Scientific Corp.
3.850%, 5/15/25		100,000	100,686
Hill-Rom Holdings, Inc.
5.750%, 9/1/23§		20,000	20,775
Zimmer Biomet Holdings, Inc.
3.550%, 4/1/25		100,000	97,746

			219,207

Health Care Providers & Services (1.0%)
Aetna, Inc.
1.500%, 11/15/17		150,000	149,998
Anthem, Inc.
1.875%, 1/15/18		100,000	100,155
Centene Corp.
4.750%, 1/15/25		53,000	52,173
DaVita, Inc.
5.000%, 5/1/25		15,000	14,640
Fresenius Medical Care US Finance II, Inc.
4.750%, 10/15/24§		50,000	50,750
HCA, Inc.
4.750%, 5/1/23		70,000	72,541
5.000%, 3/15/24		14,000	14,525
Molina Healthcare, Inc.
5.375%, 11/15/22		35,000	36,137
Tenet Healthcare Corp.
4.750%, 6/1/20		24,000	24,360
6.000%, 10/1/20		8,000	8,395
4.500%, 4/1/21		17,000	17,085
UnitedHealth Group, Inc.
6.000%, 2/15/18		100,000	104,486
WellCare Health Plans, Inc.
5.750%, 11/15/20		17,000	17,468

			662,713

Health Care Technology (0.1%)
Quintiles IMS, Inc.
4.875%, 5/15/23§		52,000	52,588

Pharmaceuticals (0.2%)
Actavis Funding SCS
3.800%, 3/15/25		70,000	69,873

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Valeant Pharmaceuticals International, Inc.
5.500%, 3/1/23§	$50,000	$37,875
6.125%, 4/15/25§	49,000	36,828

		144,576

Total Health Care		1,506,575

Industrials (0.8%)
Aerospace & Defense (0.2%)
TransDigm, Inc.
6.375%, 6/15/26§	45,000	44,325
United Technologies Corp.
1.778%, 5/4/18(e)	125,000	125,064

		169,389

Building Products (0.1%)
Standard Industries, Inc.
5.125%, 2/15/21§	35,000	36,575

Commercial Services & Supplies (0.2%)
Aramark Services, Inc.
5.125%, 1/15/24§	10,000	10,375
4.750%, 6/1/26§	25,000	24,813
Clean Harbors, Inc.
5.125%, 6/1/21	35,000	35,875
Waste Management, Inc.
6.100%, 3/15/18	75,000	78,781

		149,844

Professional Services (0.1%)
IHS Markit Ltd.
5.000%, 11/1/22§	35,000	36,225

Trading Companies & Distributors (0.2%)
International Lease Finance Corp.
7.125%, 9/1/18§	150,000	161,343

Total Industrials		553,376

Information Technology (0.4%)
IT Services (0.1%)
First Data Corp.
5.000%, 1/15/24§	53,000	53,530

Semiconductors & Semiconductor Equipment (0.1%)
Broadcom Corp.
3.000%, 1/15/22(b)§	100,000	99,551

Software (0.1%)
Microsoft Corp.
4.450%, 11/3/45	70,000	72,508

Technology Hardware, Storage & Peripherals (0.1%)
Apple, Inc.
4.650%, 2/23/46	85,000	88,832

Total Information Technology		314,421

Materials (0.5%)
Chemicals (0.1%)
Scotts Miracle-Gro Co. (The)
5.250%, 12/15/26§	25,000	25,125
Valvoline, Inc.
5.500%, 7/15/24§	35,000	36,663

		61,788

Containers & Packaging (0.4%)
Amcor Finance USA, Inc.
3.625%, 4/28/26§	100,000	98,508
Ball Corp.
5.250%, 7/1/25	17,000	17,872
Crown Americas LLC
4.250%, 9/30/26(b)§	35,000	33,381
Graphic Packaging International, Inc.
4.125%, 8/15/24	35,000	34,038
Reynolds Group Issuer, Inc.
5.750%, 10/15/20	35,000	36,036
Sealed Air Corp.
5.250%, 4/1/23§	35,000	36,444

		256,279

Total Materials		318,067

Real Estate (1.3%)
Equity Real Estate Investment Trusts (REITs) (1.3%)
American Tower Corp.
4.500%, 1/15/18	75,000	76,877
Camden Property Trust
5.700%, 5/15/17	100,000	101,212
DDR Corp.
7.500%, 4/1/17	100,000	100,975
DuPont Fabros Technology LP
5.875%, 9/15/21	35,000	36,575
HCP, Inc.
3.875%, 8/15/24	75,000	75,062
Ventas Realty LP
4.125%, 1/15/26	125,000	127,889
VEREIT Operating Partnership LP
3.000%, 2/6/19	35,000	35,022
WEA Finance LLC
2.700%, 9/17/19§	200,000	202,220
Welltower, Inc.
3.750%, 3/15/23	150,000	153,665

Total Real Estate		909,497

Telecommunication Services (1.7%)
Diversified Telecommunication Services (1.6%)
AT&T, Inc.
3.400%, 5/15/25	70,000	66,550
4.350%, 6/15/45	75,000	64,296
5.450%, 3/1/47	55,000	55,070
CCO Holdings LLC
5.500%, 5/1/26§	2,000	2,095
Intelsat Jackson Holdings SA
5.500%, 8/1/23	70,000	49,000
Level 3 Financing, Inc.
5.250%, 3/15/26§	53,000	52,672
SBA Communications Corp.
4.875%, 9/1/24§	35,000	34,076
SFR Group SA
7.375%, 5/1/26§	200,000	204,500
Sprint Capital Corp.
6.900%, 5/1/19	200,000	213,500
Verizon Communications, Inc.
5.150%, 9/15/23	200,000	220,787
4.862%, 8/21/46	125,000	120,337
Zayo Group LLC
5.750%, 1/15/27(b)§	35,000	35,833

		1,118,716

Wireless Telecommunication Services (0.1%)
Sprint Communications, Inc.
9.000%, 11/15/18§	35,000	38,343

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2017 (Unaudited)

	Principal Amount		Value (Note 1)
T-Mobile USA, Inc.
6.250%, 4/1/21		$35,000	$36,181

			74,524

Total Telecommunication Services			1,193,240

Utilities (1.5%)
Electric Utilities (0.9%)
Emera US Finance LP
2.700%, 6/15/21		100,000	99,293
Florida Power & Light Co.
4.050%, 10/1/44		100,000	104,232
Jersey Central Power & Light Co.
6.400%, 5/15/36		100,000	114,717
Kansas City Power & Light Co.
3.150%, 3/15/23		135,000	134,516
Northern States Power Co.
4.125%, 5/15/44		100,000	100,872
Public Service Co. of New Mexico
3.850%, 8/1/25		100,000	99,873

			653,503

Gas Utilities (0.4%)
Perusahaan Gas Negara Persero Tbk.
5.125%, 5/16/24§		200,000	207,500
Sabine Pass Liquefaction LLC
5.000%, 3/15/27§		100,000	104,880

			312,380

Multi-Utilities (0.2%)
Berkshire Hathaway Energy Co.
5.150%, 11/15/43		100,000	111,932

Total Utilities			1,077,815

Total Corporate Bonds			14,870,735

Foreign Government Securities (2.1%)
Autonomous Community of Catalonia
4.900%, 9/15/21	EUR	100,000	108,741
Federative Republic of Brazil
2.625%, 1/5/23		$200,000	181,700
Hellenic Republic Government Bond
3.375%, 7/17/17(m)	EUR	200,000	207,648
3.800%, 8/8/17	JPY	5,000,000	42,950
Kingdom of Saudi Arabia
3.250%, 10/26/26§		$200,000	191,000
Republic of Croatia
6.625%, 7/14/20(m)		100,000	109,350
Republic of Slovenia
5.850%, 5/10/23(m)		300,000	339,375
Romania Government Bond
4.875%, 1/22/24(m)		90,000	95,715
United Mexican States
3.500%, 1/21/21		200,000	204,200

Total Foreign Government Securities			1,480,679

Loan Participation (0.2%)
Consumer Discretionary (0.2%)
Media (0.2%)
Charter Communications Operating LLC
3.026%, 1/24/23		99,250	99,569

Total Loan Participation			99,569

Mortgage-Backed Securities (10.7%)
FNMA
2.800%, 3/1/18		162,622	163,712
4.550%, 10/1/19		76,227	80,922
4.910%, 10/1/19		62,840	67,252
4.730%, 2/1/20		107,136	113,455
3.416%, 10/1/20		159,774	166,519
3.310%, 11/1/20		85,000	88,080
3.762%, 12/1/20		76,740	80,678
4.380%, 6/1/21		159,817	172,809
4.500%, 8/1/21		80,000	86,945
2.210%, 9/1/26		220,000	206,122
3.110%, 2/1/28		115,000	115,412
3.259%, 2/1/28		45,000	45,751
3.200%, 3/1/31		223,536	223,497
3.480%, 11/1/35		55,000	55,315
3.500%, 9/1/46		4,675,934	4,787,170
3.000%, 2/25/47 TBA		1,000,000	989,688

Total Mortgage-Backed Securities			7,443,327

Municipal Bonds (0.4%)
City of New York, General Obligation Bonds Series D
5.985%, 12/1/36		100,000	125,691
New York City Transitional Finance Authority
5.267%, 5/1/27		115,000	132,224
State of Illinois, General Obligation Bonds
5.100%, 6/1/33		10,000	9,154

Total Municipal Bonds			267,069

U.S. Treasury Obligations (13.9%)
U.S. Treasury Inflation Index Note
0.125%, 7/15/24 TIPS		2,541,125	2,527,849
U.S. Treasury Notes
0.625%, 8/31/17		510,000	509,841
0.750%, 10/31/17		1,335,000	1,334,791
1.000%, 12/31/17		350,000	350,465
1.875%, 10/31/22		3,500,000	3,459,429
1.375%, 8/31/23		500,000	474,541
2.125%, 11/30/23		450,000	447,218
2.250%, 1/31/24		150,000	150,023
1.625%, 5/15/26		400,000	372,832

Total U.S. Treasury Obligations			9,626,989

Total Long-Term Debt Securities (91.6%) (Cost $63,256,742)			63,601,049

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2017 (Unaudited)

	Principal Amount		Value (Note 1)
SHORT-TERM INVESTMENTS:
Certificates of Deposit (1.4%)
Barclays Bank plc
1.74%, 11/6/17(l)		$100,000	$99,972
1.70%, 12/6/17(l)		200,000	199,870
Mitsubishi UFJ Trust & Banking Corp.
1.71%, 9/19/17(l)		100,000	100,259
Natixis SA
1.69%, 9/25/17(l)		200,000	200,402
Norinchukin Bank
1.73%, 10/12/17(l)		100,000	100,326
Sumitomo Mitsui Banking Corp.
1.66%, 9/15/17(l)		100,000	100,186
Sumitomo Mitsui Trust Bank Ltd.
1.72%, 9/18/17(l)		200,000	200,641

Total Certificates of Deposit			1,001,656

Foreign Government Treasury Bills (4.6%)
Japanese Treasury Bills
(0.18)%, 3/13/17(p)	JPY	150,000,000	1,328,759
(0.21)%, 3/27/17(p)		40,000,000	354,374
(0.25)%, 4/10/17(p)		100,000,000	886,073
(0.25)%, 4/17/17(p)		70,000,000	620,281

Total Foreign Government Treasury Bills			3,189,487

U.S. Government Agency Securities (1.9%)
FHLB
0.44%, 2/10/17(o)(p)		$200,000	199,975
0.46%, 2/14/17(o)(p)		200,000	199,965
0.49%, 2/28/17(o)(p)		100,000	99,962
0.50%, 3/20/17(o)(p)		300,000	299,799
0.51%, 3/31/17(o)(p)		500,000	499,579

Total U.S. Government Agency Securities			1,299,280

U.S. Treasury Obligations (0.5%)
U.S. Treasury Bills
0.47%, 4/6/17#(p)		50,000	49,958
0.47%, 4/13/17(p)		320,000	319,700

Total U.S. Treasury Obligations			369,658

Total Short-Term Investments (8.4%) (Cost $5,800,968)			5,860,081

	Number of Contracts
OPTIONS PURCHASED:
Interest Rate Swaptions Purchased (0.1%)
Call Interest Rate Swaptions Purchased Payable (0.1%)
Bank of America
30 years, December 2018 @
3.05% v. 3 Month LIBOR*		1,150,000	67,713
Put Interest Rate Swaptions Purchased Receivable (0.0%)
JPMorgan Chase & Co.
2 years, March 2017 @
1.00% v. 3 Month LIBOR*		2,300,000	1

Total Options Purchased (0.1%) (Cost $64,195)			67,714

Total Investments Before Options Written and Securities Sold Short (100.1%) (Cost $69,121,905)			69,528,844

OPTIONS WRITTEN:
Call Option Written (0.0%)
10 Year U.S. Treasury Notes
February 2017 @ $125.00*		(9)	(4,078)

Interest Rate Swaptions Written (-0.2%)
Call Interest Rate Swaptions Written Payable (0.0%)
Bank of America
10 years, February 2017 @
1.95% v. 3 Month LIBOR*		(800,000)	(56)
JPMorgan Chase & Co.
10 years, March 2017 @
1.56% v. 3 Month LIBOR*		(200,000)	(13)
10 years, March 2017 @
1.57% v. 3 Month LIBOR*		(300,000)	(21)

			(90)

Put Interest Rate Swaptions Written Receivable (-0.2%)
Bank of America
10 years, February 2017 @
2.40% v. 3 Month LIBOR*		(800,000)	(4,016)
5 years, December 2018 @
2.70% v. 3 Month LIBOR*		(5,800,000)	(95,570)

			(99,586)

			(99,676)

Put Option Written (0.0%)
10 Year U.S. Treasury Notes
February 2017 @ $120.50*		(9)	(141)

Total Options Written (-0.2%) (Premiums Received $88,388)			(103,895)

Total Investments before Securities Sold Short (99.9%) (Cost $69,033,517)			69,424,949

	Principal Amount
SECURITIES SOLD SHORT:
Mortgage-Backed Security (-0.4%)
FNMA
3.500%, 2/25/47 TBA		$(300,000)	(306,586)

Total Securities Sold Short (-0.4%) (Proceeds Received $308,063)			(306,586)

Total Investments after Options Written and Securities Sold Short (99.5%)
(Cost $68,725,454)			69,118,363
Other Assets Less Liabilities (0.5%)			322,355

Net Assets (100%)			$69,440,718

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2017 (Unaudited)

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At January 31, 2017, the market value of these securities amounted to $9,894,737 or 14.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $44,962.

(b)	Rule 144A Illiquid Security. At January 31, 2017, the market value of these securities amounted to $500,802 or 0.7% of net assets.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of January 31, 2017. Maturity date disclosed is the ultimate maturity date.

(l)	Floating Rate Security. Rate disclosed is as of January 31, 2017.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At January 31, 2017, the market value of these securities amounted to $1,656,935 or 2.4% of net assets.

(o)	Discount Note Security. Effective rate calculated as of January 31, 2017.

(p)	Yield to maturity.

(y)	Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of January 31, 2017.

Glossary:

CLO — Collateralized Loan Obligation

EUR — European Currency Unit

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

IO — Interest Only

JPY — Japanese Yen

LIBOR — London Interbank offered Rate

MXN — Mexican Peso

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

At January 31, 2017, the Fund had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 1/31/2017	Unrealized Appreciation/ (Depreciation)
Purchases
10 Year U.S. Treasury Notes	6	March-17	$742,867	$746,813	$3,946
5 Year U.S. Treasury Notes	62	March-17	7,306,039	7,307,766	1,727
Euro-Bund	4	March-17	699,458	700,077	619

					$6,292

Sales
10 Year U.S. Treasury Notes	8	March-17	$1,001,552	$995,750	$5,802
90 Day Eurodollar	32	March-17	7,914,759	7,914,000	759
90 Day Eurodollar	16	March-18	3,934,297	3,935,200	(903)
U.S. Ultra Bond	4	March-17	651,304	642,750	8,554

					$14,212

					$20,504

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2017 (Unaudited)

At January 31, 2017, the Fund had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount(000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Brazilian Real vs. U.S. Dollar, expiring 2/2/17	Deutsche Bank AG	893	$283,254	$260,309	$22,945
Brazilian Real vs. U.S. Dollar, expiring 3/2/17	Deutsche Bank AG	893	281,368	278,865	2,503
European Union Euro vs. U.S. Dollar, expiring 2/2/17	JPMorgan Chase Bank	624	673,608	671,001	2,607
European Union Euro vs. U.S. Dollar, expiring 2/2/17	JPMorgan Chase Bank	532	574,294	568,974	5,320
Japanese Yen vs. U.S. Dollar, expiring 2/2/17	JPMorgan Chase Bank	34,900	309,095	307,063	2,032
Mexican Peso vs. U.S. Dollar, expiring 2/13/17	Bank of America	2,013	96,408	104,933	(8,525)
Mexican Peso vs. U.S. Dollar, expiring 2/13/17	JPMorgan Chase Bank	1,536	73,547	73,623	(76)
Russian Ruble vs. U.S. Dollar, expiring 2/22/17	JPMorgan Chase Bank	21,075	348,748	318,028	30,720

					$57,526

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount(000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Brazilian Real vs. U.S. Dollar, expiring 2/2/17	Deutsche Bank AG	893	$280,856	$283,254	$(2,398)
British Pound vs. U.S. Dollar, expiring 2/14/17	JPMorgan Chase Bank	184	232,492	231,515	977
European Union Euro vs. U.S. Dollar, expiring 2/2/17	Bank of America	1,156	1,203,916	1,247,902	(43,986)
European Union Euro vs. U.S. Dollar, expiring 3/2/17	JPMorgan Chase Bank	532	569,628	574,845	(5,217)
Japanese Yen vs. U.S. Dollar, expiring 2/2/17	JPMorgan Chase Bank	42,600	362,849	377,293	(14,444)
Japanese Yen vs. U.S. Dollar, expiring 3/13/17	Credit Suisse	20,000	176,051	177,353	(1,302)
Japanese Yen vs. U.S. Dollar, expiring 3/13/17	JPMorgan Chase Bank	130,000	1,121,212	1,152,797	(31,585)
Japanese Yen vs. U.S. Dollar, expiring 3/27/17	Bank of America	40,000	339,978	354,984	(15,006)
Japanese Yen vs. U.S. Dollar, expiring 4/10/17	Bank of America	100,000	862,069	888,063	(25,994)
Japanese Yen vs. U.S. Dollar, expiring 4/17/17	JPMorgan Chase Bank	70,000	615,552	621,824	(6,272)
Singapore Dollar vs. U.S. Dollar, expiring 3/17/17	Bank of America	230	159,204	163,364	(4,160)
Taiwan Dollar vs. U.S. Dollar, expiring 3/21/17	Bank of America	5,357	170,499	171,137	(638)

					$(150,025)

					$(92,499)

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2017 (Unaudited)

Options Written:

Options written for the three months ended January 31, 2017 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding - November 1, 2016	6,300,000	$69,696
Options Written	3,400,018	23,454
Options Terminated in Closing Purchase Transactions	(1,800,000)	(4,762)
Options Expired	—	—
Options Exercised	—	—

Options Outstanding - January 31, 2017	7,900,018	$88,388

Credit Default Swap Index Contracts-Sell Protection

Swap Counterparty	Reference Obligation	Contract Annual Fixed Rate	Notional Amount	Upfront Premium Received (Paid)	Maturity Date	Implied Credit Spread as of 1/31/2017	Unrealized Appreciation/ (Depreciation)	Market Value
Deutsche Bank AG	Argentine Republic	5.000%	$100,000	$1,254	6/20/17	0.642%	$1,029	$2,283
Bank of America	Republic of Colombia	1.000	200,000	(8,312)	12/20/21	1.531	3,690	(4,622)
Deutsche Bank AG	Federative Republic of Brazil	1.000	100,000	(9,215)	12/20/21	2.462	2,762	(6,453)
Bank of America	United Mexican States	1.000	100,000	(3,759)	12/20/21	1.655	890	(2,869)

				$(20,032)			$8,371	$(11,661)

Centrally Cleared Credit Default Swap Index Contracts-Buy Protection

Swap Counterparty	Reference Obligation	Contract Annual Fixed Rate	Notional Amount	Upfront Premium Received (Paid)	Maturity Date	Implied Credit Spread as of 1/31/2017	Unrealized Appreciation/ (Depreciation)	Market Value
Credit Suisse	CDX North America High Yield Index	5.000%	$50,000	$(3,322)	12/20/21	3.522%	$(64)	$(3,386)
Credit Suisse	CDX North America High Yield Index	5.000	200,000	(13,123)	12/20/21	3.522	(418)	(13,541)

				$(16,445)			$(482)	$(16,927)

Centrally Cleared Credit Default Swap Index Contracts-Sell Protection

Swap Counterparty	Reference Obligation	Contract Annual Fixed Rate	Notional Amount		Upfront Premium Received (Paid)	Maturity Date	Implied Credit Spread as of 1/31/2017	Unrealized Appreciation/ (Depreciation)	Market Value
Credit Suisse	Airbus Group SE	1.000%	EUR	50,000	$232	12/20/17	0.233%	$204	$436

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2017 (Unaudited)

Centrally Cleared Interest Rate Swaps

Swap Counterparty	Payments Made by the Fund	Payments Received by the Fund	Notional Amount		Termination Date	Upfront Premium Received (Paid)	Unrealized Appreciation/ (Depreciation)	Market Value
	Rates Type
Credit Suisse	0.300% semi- annually	6 month LIBOR semi-annually	JPY	40,000,000	3/18/26	$(3,608)	$1,080	$(2,528)
Credit Suisse	0.300% semi- annually	6 month LIBOR semi-annually		50,000,000	3/18/26	(5,986)	2,827	(3,159)
Wells Fargo Bank N.A.	2.250% semi- annually	3 month LIBOR quarterly		$80,000	12/21/46	3,804	2,443	6,247
Wells Fargo Bank N.A.	2.250% semi- annually	3 month LIBOR quarterly		70,000	12/21/46	4,323	1,142	5,465
Wells Fargo Bank N.A.	4 Week TIIE monthly	6.750% monthly	MXN	400,000	8/31/21	(449)	(84)	(533)
Wells Fargo Bank N.A.	1.750% semi- annually	3 month LIBOR quarterly		$750,000	12/21/26	(12,383)	51,519	39,136
Wells Fargo Bank N.A.	2.250% semi- annually	3 month LIBOR quarterly		300,000	9/14/46	—	21,498	21,498
Wells Fargo Bank N.A.	2.250% semi- annually	3 month LIBOR quarterly		70,000	12/21/46	4,457	1,009	5,466
Wells Fargo Bank N.A.	2.250% semi- annually	3 month LIBOR quarterly		100,000	12/21/46	10,635	(2,826)	7,809
Wells Fargo Bank N.A.	1.750% semi- annually	3 month LIBOR quarterly		100,000	6/21/47	18,651	182	18,833
Wells Fargo Bank N.A.	2.250% semi- annually	3 month LIBOR quarterly		70,000	12/21/46	6,970	(1,505)	5,465
Wells Fargo Bank N.A.	1.500% semi- annually	3 month LIBOR quarterly		700,000	6/21/27	59,339	(1,642)	57,697
Wells Fargo Bank N.A.	1.500% semi- annually	3 month LIBOR quarterly		500,000	6/21/27	43,218	(2,005)	41,213
Wells Fargo Bank N.A.	2.300% semi- annually	3 month LIBOR quarterly		700,000	12/3/25	(38,254)	36,266	(1,988)
Wells Fargo Bank N.A.	1.750% semi- annually	3 month LIBOR quarterly		7,000,000	12/16/18	(102,794)	58,517	(44,277)
Wells Fargo Bank N.A.	2.500% semi- annually	3 month LIBOR quarterly		300,000	6/15/46	(20,262)	27,762	7,500
Wells Fargo Bank N.A.	2.000% semi- annually	6 month LIBOR semi-annually	GBP	200,000	3/18/22	1,619	(15,037)	(13,418)
Wells Fargo Bank N.A.	1.250% semi- annually	3 month LIBOR quarterly		$5,700,000	6/15/18	(24,661)	29,098	4,437
Wells Fargo Bank N.A.	3 month LIBOR quarterly	2.000% semi- annually		1,400,000	12/16/20	43,488	(33,024)	10,464
Wells Fargo Bank N.A.	1.750% semi- annually	3 month LIBOR quarterly		500,000	12/21/26	(9,253)	35,344	26,091
Wells Fargo Bank N.A.	1.750% semi- annually	3 month LIBOR quarterly		450,000	12/21/26	(7,825)	31,307	23,482
Wells Fargo Bank N.A.	1.750% semi- annually	3 month LIBOR quarterly		1,900,000	12/21/23	(36,382)	84,526	48,144
Wells Fargo Bank N.A.	1.750% semi- annually	3 month LIBOR quarterly		1,400,000	12/21/26	(27,115)	100,169	73,054
Wells Fargo Bank N.A.	1.750% semi- annually	3 month LIBOR quarterly		700,000	12/21/23	(16,044)	33,781	17,737

						$(108,512)	$462,347	$353,835

Glossary:

TIIE — Interbank Equilibrium Interest Rate

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$16,523,718	$—	$16,523,718
Centrally Cleared Credit Default Swaps	—	204	—	204
Centrally Cleared Interest Rate Swaps	—	518,470	—	518,470
Collateralized Mortgage Obligations	—	8,330,415	—	8,330,415
Commercial Mortgage-Backed Securities	—	4,958,548	—	4,958,548
Corporate Bonds			—
Consumer Discretionary	—	686,727	—	686,727
Consumer Staples	—	519,672	—	519,672
Energy	—	941,391	—	941,391
Financials	—	6,849,954	—	6,849,954
Health Care	—	1,506,575	—	1,506,575
Industrials	—	553,376	—	553,376
Information Technology	—	314,421	—	314,421
Materials	—	318,067	—	318,067
Real Estate	—	909,497	—	909,497
Telecommunication Services	—	1,193,240	—	1,193,240
Utilities	—	1,077,815	—	1,077,815
Credit Default Swaps	—	8,371	—	8,371
Foreign Government Securities	—	1,480,679	—	1,480,679
Forward Currency Contracts	—	67,104	—	67,104
Futures	21,407	—	—	21,407
Loan Participations
Consumer Discretionary	—	99,569	—	99,569
Mortgage-Backed Securities	—	7,443,327	—	7,443,327
Municipal Bonds	—	267,069	—	267,069
Options Purchased
Interest Rate Swaptions Purchased	—	67,714	—	67,714
Short-Term Investments
Certificates of Deposit	—	1,001,656	—	1,001,656
Foreign Government Treasury Bills	—	3,189,487	—	3,189,487
U.S. Government Agency Securities	—	1,299,280	—	1,299,280
U.S. Treasury Obligations	—	369,658	—	369,658
U.S. Treasury Obligations	—	9,626,989	—	9,626,989

Total Assets	$21,407	$70,122,993	$—	$70,144,400

Liabilities:
Centrally Cleared Credit Default Swap	$—	$(482)	$—	$(482)
Centrally Cleared Interest Rate Swaps	—	(56,123)	—	(56,123)
Forward Currency Contracts	—	(159,603)	—	(159,603)
Futures	(903)	—	—	(903)
Mortgage-Backed Securities	—	(306,586)	—	(306,586)
Options Written
Call Options Written	(4,078)	—	—	(4,078)
Interest Rate Swaptions Written	—	(99,676)	—	(99,676)
Put Options Written	(141)	—	—	(141)

Total Liabilities	$(5,122)	$(622,470)	$—	$(627,592)

Total	$16,285	$69,500,523	$—	$69,516,808

(a)	A security with a market value of $200,000 transferred from Level 3 to Level 2 at the end of the period due to active trading.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended January 31, 2017.

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2017 (Unaudited)

As of January 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,097,803
Aggregate gross unrealized depreciation	(696,293)

Net unrealized appreciation	$401,510

Federal income tax cost of investments	$69,127,334

See Notes to Portfolio of Investments.

1290 FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2017 (Unaudited)

Note 1 Valuation

If market quotations are not readily available for a security or other financial instruments, such securities and instruments shall be referred to the Trust’s Valuation Committee (“Committee”), who will value the assets in good faith pursuant to procedures (“Pricing Procedures”) adopted by the Board of Trustees of the Trust (the “Board”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for the Funds. The Board has delegated the responsibility of calculating the NAVs of the Funds and classes pursuant to these Pricing Procedures to the Trust’s administrator, FMG LLC (in its capacity as administrator, the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”) to assist in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from FMG LLC.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of the Trust’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Fund’s assets and liabilities carried at fair value as of January 31, 2017 is included in the Portfolios of Investments. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level. The Funds’ policy is to recognize transfers into and transfers out of the valuation levels as of the end of the reporting period.

Transfers between levels are included after the Summary of Level 1, Level 2 and Level 3 inputs, following the Portfolio of Investments for each Fund. Transfers between levels may be due to a decline or an increase in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available “observable” market inputs to determine price.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to value Level 3 securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors and Sub-Advisers for fair valued securities. For example, with respect to model driven prices, the Committee could receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes provided by a Sub-Adviser or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Secretary of the Committee can perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements and any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Fund’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

1290 FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2017 (Unaudited)

Pursuant to procedures approved by the Board, events or circumstances affecting the values of Fund securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of NAV for each applicable Fund when the Adviser deems that the particular event or circumstance would materially affect such Fund’s NAV. At January 31, 2017, none of the Funds applied these procedures.

Accounting for Derivative Instruments:

Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Funds may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments because the Funds account for their derivatives at fair value and record any changes in fair value in current period earnings. All open derivative positions at period end are reflected on each respective Fund’s Portfolio of Investments.

For more information on each Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to a Fund’s most recent semi-annual or annual report.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days prior to the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications required by Item 3 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

1290 FUNDS

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chairman of the Board, Trustee,
President and Chief Executive Officer
March 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
March 27, 2017

By:	/s/ Brian Walsh
Brian Walsh
Chief Financial Officer and Treasurer
March 27, 2017